AB Global High Income Fund

Portfolio of Investments

June 30, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 55.4%
Industrial – 49.0%
Basic – 3.0%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a) (b)	U.S.$	140	$133,239
Arconic Corp. 6.125%, 02/15/2028(b)		202	204,669
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(b)		851	614,388
7.50%, 09/30/2029(b)		1,244	778,427
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 07/15/2026(b)		223	214,614
Cerdia Finanz GmbH 10.50%, 02/15/2027(b)		419	414,808
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(b)		107	108,161
Commercial Metals Co. 4.125%, 01/15/2030		80	71,468
4.375%, 03/15/2032		80	69,433
Constellium SE 3.125%, 07/15/2029(b)	EUR	1,109	1,019,447
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026	U.S.$	333	322,696
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(b)		370	322,326
Domtar Corp. 6.75%, 10/01/2028(b)		140	119,491
Element Solutions, Inc. 3.875%, 09/01/2028(b)		1,279	1,116,120
ERP Iron Ore LLC 9.039%, 12/31/2019(c) (d) (e) (f) (g)		240	76,802
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(b)		2,191	1,869,980
4.50%, 09/15/2027(b)		819	764,082
5.875%, 04/15/2030(b)		76	71,975
6.125%, 04/15/2032(b)		2,563	2,436,174
Glatfelter Corp. 4.75%, 11/15/2029(b)		77	51,087
Graham Packaging Co., Inc. 7.125%, 08/15/2028(b)		420	358,543
Graphic Packaging International LLC 3.75%, 02/01/2030(b)		1,661	1,442,236
Hecla Mining Co. 7.25%, 02/15/2028		282	279,591
Hudbay Minerals, Inc. 4.50%, 04/01/2026(b)		215	200,091
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(b)	EUR	101	97,034
INEOS Quattro Finance 2 PLC 3.375%, 01/15/2026(b)	U.S.$	426	388,879

	Principal Amount (000)		U.S. $ Value

Ingevity Corp. 3.875%, 11/01/2028(b)	U.S.$	495	$422,893
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(b) (g)		611	461,517
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(b)		620	531,813
Kobe US Midco 2, Inc. 9.25% (9.25% Cash or 10.00% PIK), 11/01/2026(b) (g)		1,300	861,219
LABL, Inc. 6.75%, 07/15/2026(b)		222	218,331
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(c) (d) (e) (f) (h)		2,857	0
Mercer International, Inc. 5.125%, 02/01/2029		131	101,948
Methanex Corp. 5.125%, 10/15/2027		138	128,970
5.25%, 12/15/2029		16	14,611
Mineral Resources Ltd. 8.00%, 11/01/2027(b)		192	193,142
8.125%, 05/01/2027(b)		158	158,361
Novelis Corp. 3.25%, 11/15/2026(b)		61	55,274
3.875%, 08/15/2031(b)		19	15,681
4.75%, 01/30/2030(b)		135	119,989
Olympus Water US Holding Corp. 4.25%, 10/01/2028(b)		237	187,310
7.125%, 10/01/2027(b)		755	685,397
9.75%, 11/15/2028(b)		1,750	1,706,509
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 04/01/2025(b)		224	217,011
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(b)		143	128,076
SCIH Salt Holdings, Inc. 4.875%, 05/01/2028(b)		68	60,971
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(b)	EUR	320	314,130
5.375%, 11/01/2026(b)	U.S.$	1,039	945,336
Sealed Air Corp. 6.875%, 07/15/2033(b)		564	585,009
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(b)		546	541,941
SPCM SA 3.125%, 03/15/2027(b)		655	586,997
3.375%, 03/15/2030(b)		951	792,157
SunCoke Energy, Inc. 4.875%, 06/30/2029(b)		145	122,324

	Principal Amount (000)		U.S. $ Value

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375%, 09/01/2025(b)	U.S.$	256	$212,470
Tronox, Inc. 4.625%, 03/15/2029(b)		98	81,366
United States Steel Corp. 6.65%, 06/01/2037		37	35,554
6.875%, 03/01/2029		110	108,810
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(b)		3,258	2,496,421
WR Grace Holdings LLC 4.875%, 06/15/2027(b)		1,106	1,029,851
5.625%, 08/15/2029(b)		61	49,850

			27,717,000

Capital Goods – 4.2%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(b) (g)	EUR	3,069	2,589,358
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/2029(b)	U.S.$	985	781,834
6.00%, 06/15/2027(b)		684	672,397
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.125%, 08/15/2026(b)		2,663	2,481,474
5.25%, 08/15/2027(b)		235	200,286
Artera Services LLC 9.033%, 12/04/2025(b)		399	349,295
Ball Corp. 6.00%, 06/15/2029		1,607	1,595,208
Bombardier, Inc. 6.00%, 02/15/2028(b)		183	172,971
7.125%, 06/15/2026(b)		217	215,556
7.50%, 02/01/2029(b)		377	372,643
7.875%, 04/15/2027(b)		1,426	1,422,656
Calderys Financing LLC 11.25%, 06/01/2028(b)		2,089	2,135,095
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(b)		196	185,913
Clean Harbors, Inc. 4.875%, 07/15/2027(b)		187	179,268
6.375%, 02/01/2031(b)		11	11,075
Crown Americas LLC 5.25%, 04/01/2030		411	391,548
Eco Material Technologies, Inc. 7.875%, 01/31/2027(b)		2,622	2,510,187
Emerald Debt Merger Sub LLC 6.625%, 12/15/2030(b)		631	626,122
Energizer Holdings, Inc. 4.75%, 06/15/2028(b)		407	363,193

	Principal Amount (000)		U.S. $ Value

EnerSys 4.375%, 12/15/2027(b)	U.S.$	935	$865,381
Enviri Corp. 5.75%, 07/31/2027(b)		1,384	1,202,504
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(b)		957	867,268
Griffon Corp. 5.75%, 03/01/2028		603	563,928
JELD-WEN, Inc. 4.625%, 12/15/2025(b)		128	124,802
LSB Industries, Inc. 6.25%, 10/15/2028(a) (b)		1,268	1,138,608
Madison IAQ LLC 5.875%, 06/30/2029(b)		359	291,654
Masonite International Corp. 5.375%, 02/01/2028(b)		166	157,998
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(b)		84	69,681
Mueller Water Products, Inc. 4.00%, 06/15/2029(b)		291	258,571
New Enterprise Stone & Lime Co., Inc. 5.25%, 07/15/2028(b)		50	45,804
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 04/15/2030(b)		63	57,857
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(b)	EUR	1,560	1,667,817
Rolls-Royce PLC 3.625%, 10/14/2025(b)	U.S.$	918	868,293
Silgan Holdings, Inc. 4.125%, 02/01/2028		213	195,445
Smyrna Ready Mix Concrete LLC 6.00%, 11/01/2028(b)		53	50,136
Spirit AeroSystems, Inc. 4.60%, 06/15/2028		23	19,280
Stericycle, Inc. 3.875%, 01/15/2029(b)		696	618,976
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(b)		164	155,087
Terex Corp. 5.00%, 05/15/2029(b)		86	80,495
TK Elevator Holdco GmbH 7.625%, 07/15/2028(b)		465	423,025
TK Elevator Midco GmbH 4.375%, 07/15/2027(b)	EUR	885	862,898
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(b)	U.S.$	525	485,412
TransDigm, Inc. 4.625%, 01/15/2029		491	436,650
4.875%, 05/01/2029		2,049	1,835,580
5.50%, 11/15/2027		175	165,494

	Principal Amount (000)		U.S. $ Value

6.25%, 03/15/2026(b)	U.S.$	332	$330,380
6.75%, 08/15/2028(b)		2,508	2,521,352
Trinity Industries, Inc. 7.75%, 07/15/2028(b)		1,073	1,081,631
Triumph Group, Inc. 7.75%, 08/15/2025		428	416,053
9.00%, 03/15/2028(b)		2,516	2,571,905
Trivium Packaging Finance BV 3.75%, 08/15/2026(b)	EUR	100	100,493
Tutor Perini Corp. 6.875%, 05/01/2025(b)	U.S.$	61	51,028
Waste Pro USA, Inc. 5.50%, 02/15/2026(b)		41	38,084
WESCO Distribution, Inc. 7.125%, 06/15/2025(b)		20	20,235
7.25%, 06/15/2028(b)		308	314,239

			38,210,123

Communications - Media – 7.1%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(b)		393	332,052
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 02/15/2028(b)		42	21,711
Altice Financing SA 5.00%, 01/15/2028(b)		1,704	1,362,992
5.75%, 08/15/2029(b)		3,916	3,031,197
AMC Networks, Inc. 4.25%, 02/15/2029		1,084	583,088
4.75%, 08/01/2025		914	799,047
Arches Buyer, Inc. 6.125%, 12/01/2028(b)		605	521,660
Banijay Entertainment SASU 3.50%, 03/01/2025(b)	EUR	210	223,900
5.375%, 03/01/2025(b)	U.S.$	1,717	1,688,051
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)		135	102,066
4.50%, 08/15/2030(b)		4,665	3,886,010
4.50%, 06/01/2033(b)		3,016	2,368,728
4.75%, 02/01/2032(b)		6,963	5,666,750
5.125%, 05/01/2027(b)		327	304,100
6.375%, 09/01/2029(b)		1,760	1,657,556
7.375%, 03/01/2031(b) (i)		2,762	2,691,669
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(b)		512	465,658
CMG Media Corp. 8.875%, 12/15/2027(b)		467	331,030
CSC Holdings LLC 4.50%, 11/15/2031(b)		981	683,795
4.625%, 12/01/2030(b)		1,142	508,403
5.375%, 02/01/2028(b)		1,278	1,030,460

	Principal Amount (000)		U.S. $ Value

5.75%, 01/15/2030(b)	U.S.$	4,531	$2,139,319
7.50%, 04/01/2028(b)		1,150	655,500
11.25%, 05/15/2028(b)		1,024	994,172
Deluxe Corp. 8.00%, 06/01/2029(b)		17	13,318
DISH DBS Corp. 5.125%, 06/01/2029		2,900	1,352,968
5.25%, 12/01/2026(b)		2,798	2,256,354
5.75%, 12/01/2028(b)		2,596	1,942,605
5.875%, 11/15/2024		1,821	1,601,256
7.375%, 07/01/2028		115	61,598
7.75%, 07/01/2026		816	500,438
Gray Escrow II, Inc. 5.375%, 11/15/2031(b)		1,364	909,240
Gray Television, Inc. 7.00%, 05/15/2027(b)		36	30,711
iHeartCommunications, Inc. 4.75%, 01/15/2028(b)		60	45,291
5.25%, 08/15/2027(b)		1,499	1,146,431
8.375%, 05/01/2027		154	102,528
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(b)		2,910	2,446,206
6.75%, 10/15/2027(b)		200	189,183
Liberty Interactive LLC 3.75%, 02/15/2030(j)		870	206,358
Lions Gate Capital Holdings LLC 5.50%, 04/15/2029(b)		27	19,553
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(b)		1,123	971,028
National CineMedia LLC 5.875%, 04/15/2028(b) (c) (k)		623	189,209
Nexstar Media, Inc. 4.75%, 11/01/2028(b)		172	149,237
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(b)		376	314,904
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(b)		1,331	1,062,831
6.50%, 09/15/2028(b)		124	72,383
Scripps Escrow II, Inc. 3.875%, 01/15/2029(b)		26	21,007
Sinclair Television Group, Inc. 4.125%, 12/01/2030(b)		1,613	1,061,874
5.50%, 03/01/2030(b) (i)		944	544,369
Sirius XM Radio, Inc. 3.875%, 09/01/2031(b)		145	112,151
4.00%, 07/15/2028(b)		6,092	5,299,956
4.125%, 07/01/2030(b)		204	166,659
5.00%, 08/01/2027(b)		837	773,720
5.50%, 07/01/2029(b)		186	169,645

	Principal Amount (000)		U.S. $ Value

Summer BC Holdco B SARL 5.75%, 10/31/2026(b)	EUR	1,395	$1,354,775
Summer BidCo BV 9.00% (9.00% Cash or 9.75% PIK), 11/15/2025(b) (g)		919	887,151
TEGNA, Inc. 5.00%, 09/15/2029	U.S.$	333	288,135
Townsquare Media, Inc. 6.875%, 02/01/2026(b)		113	108,429
Univision Communications, Inc. 6.625%, 06/01/2027(b)		1,593	1,537,118
7.375%, 06/30/2030(b)		1,186	1,130,485
Urban One, Inc. 7.375%, 02/01/2028(b)		2,221	1,944,227
VZ Secured Financing BV 5.00%, 01/15/2032(b)		200	161,154
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)	EUR	885	740,098
Ziggo Bond Co. BV 5.125%, 02/28/2030(b)	U.S.$	1,124	853,587

			64,787,084

Communications - Telecommunications – 2.3%
Altice France Holding SA 10.50%, 05/15/2027(b)		448	271,213
Altice France SA/France 3.375%, 01/15/2028(b)	EUR	885	704,353
5.125%, 07/15/2029(b)	U.S.$	1,763	1,247,336
5.50%, 10/15/2029(b)		431	308,795
8.125%, 02/01/2027(b)		224	192,477
British Telecommunications PLC 4.25%, 11/23/2081(b)		439	387,707
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(b)		2,240	2,173,415
Consolidated Communications, Inc. 5.00%, 10/01/2028(b)		795	595,884
6.50%, 10/01/2028(b)		1,111	875,666
Embarq Corp. 7.995%, 06/01/2036		1,125	687,849
Frontier Communications Holdings LLC 5.875%, 11/01/2029		132	96,360
6.75%, 05/01/2029(b)		524	406,141
8.625%, 03/15/2031(b)		73	70,641
8.75%, 05/15/2030(b)		893	872,541
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		465	436,263
Iliad Holding SASU 6.50%, 10/15/2026(b)		719	678,831
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(c) (e) (f)		1,675	0

	Principal Amount (000)		U.S. $ Value

Level 3 Financing, Inc. 3.625%, 01/15/2029(b)	U.S.$	64	$38,401
3.75%, 07/15/2029(b)		1,018	612,749
4.25%, 07/01/2028(b)		791	509,948
4.625%, 09/15/2027(b)		1,474	1,024,221
10.50%, 05/15/2030(b)		186	188,806
Lorca Telecom Bondco SA 4.00%, 09/18/2027(b)	EUR	952	947,852
Lumen Technologies, Inc. 4.50%, 01/15/2029(b)	U.S.$	68	33,238
Rogers Communications, Inc. 5.25%, 03/15/2082(b)		27	24,830
Telecom Italia Capital SA 6.00%, 09/30/2034		50	40,294
7.20%, 07/18/2036		451	388,384
7.721%, 06/04/2038		1,565	1,383,604
Telecom Italia SpA/Milano 5.303%, 05/30/2024(b)		403	391,987
United Group BV 3.625%, 02/15/2028(b)	EUR	237	205,308
4.625%, 08/15/2028(b)		481	423,006
8.125% (EURIBOR 3 Month + 4.88%), 02/01/2029(l)		896	896,323
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(b)	U.S.$	530	428,673
4.75%, 07/15/2031(b)		3,880	3,232,627
Vodafone Group PLC 4.125%, 06/04/2081		208	164,096
5.125%, 06/04/2081		48	34,991
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 08/15/2028(b)		434	359,570
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(b)		58	40,953
6.125%, 03/01/2028(b)		128	79,875

			21,455,208

Consumer Cyclical - Automotive – 4.0%
Adient Global Holdings Ltd. 4.875%, 08/15/2026(b)		400	379,778
8.25%, 04/15/2031(b)		22	22,362
Allison Transmission, Inc. 3.75%, 01/30/2031(b)		213	180,734
5.875%, 06/01/2029(b)		1,163	1,134,984
American Axle & Manufacturing, Inc. 5.00%, 10/01/2029		220	183,121
Aston Martin Capital Holdings Ltd. 15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(b) (g)		1,060	1,141,826
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(b)	EUR	210	218,049
Dana Financing Luxembourg SARL 5.75%, 04/15/2025(b)	U.S.$	55	54,225

	Principal Amount (000)		U.S. $ Value

Dana, Inc. 4.25%, 09/01/2030	U.S.$	760	$637,839
5.375%, 11/15/2027		109	103,955
5.625%, 06/15/2028		182	172,168
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(b)		1,116	1,021,553
Exide Technologies (Exchange Priority)
11.00%, 10/31/2024(c) (e) (f) (h)		2,940	0
(First Lien)
11.00%, 10/31/2024(c) (e) (f) (h)		1,207	0
Ford Motor Co. 4.75%, 01/15/2043		107	82,147
5.291%, 12/08/2046		249	204,477
6.10%, 08/19/2032		4,663	4,521,368
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		793	708,007
4.271%, 01/09/2027		220	203,583
4.687%, 06/09/2025		200	192,801
6.80%, 05/12/2028		2,712	2,718,161
6.95%, 06/10/2026		200	201,022
7.35%, 11/04/2027		4,412	4,514,998
Series G
4.389%, 01/08/2026		200	189,529
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		49	43,159
5.25%, 07/15/2031		62	53,860
IHO Verwaltungs GmbH 3.75% (3.75% Cash or 4.50% PIK), 09/15/2026(b) (g)	EUR	885	902,384
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(b) (g)		338	332,855
4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(b) (g)	U.S.$	433	397,182
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(b) (g)		1,984	1,869,793
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(g)	EUR	306	344,665
Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(b)	U.S.$	1,490	1,275,140
5.875%, 01/15/2028(b)		1,295	1,171,140
7.75%, 10/15/2025(b)		1,207	1,209,503
JB Poindexter & Co., Inc. 7.125%, 04/15/2026(b)		218	213,151
McLaren Finance PLC 7.50%, 08/01/2026(b)		1,973	1,679,577
PM General Purchaser LLC 9.50%, 10/01/2028(b)		1,339	1,315,418
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(b) (i)		1,777	1,456,670
Titan International, Inc. 7.00%, 04/30/2028		1,465	1,368,754
ZF Europe Finance BV 2.00%, 02/23/2026(a) (b)	EUR	200	198,509

	Principal Amount (000)		U.S. $ Value

ZF Finance GmbH
Series E 2.00%, 05/06/2027(b)	EUR	200	$189,717
2.75%, 05/25/2027(b)		900	873,751
ZF North America Capital, Inc. 4.75%, 04/29/2025(b)	U.S.$	2,357	2,295,230
6.875%, 04/14/2028(b)		504	511,248
7.125%, 04/14/2030(b)		504	513,235

			37,001,628

Consumer Cyclical - Entertainment – 3.2%
AMC Entertainment Holdings, Inc. 7.50%, 02/15/2029(b)		142	100,144
Carnival Corp. 4.00%, 08/01/2028(b)		1,739	1,540,503
5.75%, 03/01/2027(b)		1,336	1,229,017
6.00%, 05/01/2029(b)		43	38,270
7.625%, 03/01/2026(b)	EUR	311	328,989
7.625%, 03/01/2026(b)	U.S.$	246	240,465
9.875%, 08/01/2027(b)		437	454,907
10.125%, 02/01/2026(b)	EUR	310	354,467
10.50%, 06/01/2030(b)	U.S.$	388	411,280
Carnival Holdings Bermuda Ltd. 10.375%, 05/01/2028(b)		3,714	4,062,939
Carnival PLC 1.00%, 10/28/2029	EUR	202	137,980
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027	U.S.$	117	111,246
5.50%, 05/01/2025(b)		2,191	2,174,743
Cinemark USA, Inc. 5.25%, 07/15/2028(b)		521	462,975
Lindblad Expeditions LLC 6.75%, 02/15/2027(b)		365	349,174
Motion Bondco DAC 4.50%, 11/15/2027(b)	EUR	670	636,875
NCL Corp., Ltd. 5.875%, 03/15/2026(b)	U.S.$	2,072	1,944,910
7.75%, 02/15/2029(b)		153	145,759
8.375%, 02/01/2028(b)		637	669,070
NCL Finance Ltd. 6.125%, 03/15/2028(b)		39	35,171
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(b)		1,321	1,238,538
5.50%, 08/31/2026(b)		1,165	1,105,420
5.50%, 04/01/2028(b)		4,238	3,955,113
11.50%, 06/01/2025(b)		1,012	1,072,872
11.625%, 08/15/2027(b)		158	171,912
Six Flags Entertainment Corp. 7.25%, 05/15/2031(b)		1,082	1,053,731
Viking Cruises Ltd. 5.875%, 09/15/2027(b)		1,558	1,430,653

	Principal Amount (000)		U.S. $ Value

7.00%, 02/15/2029(b)	U.S.$	1,837	$1,708,493
9.125%, 07/15/2031(b)		83	83,867
13.00%, 05/15/2025(b)		65	68,269
VOC Escrow Ltd. 5.00%, 02/15/2028(b)		1,822	1,675,217

			28,992,969

Consumer Cyclical - Other – 3.4%
Adams Homes, Inc. 7.50%, 02/15/2025(b)		598	589,733
Affinity Gaming 6.875%, 12/15/2027(b)		199	176,243
Beazer Homes USA, Inc. 6.75%, 03/15/2025		355	352,874
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(b)		1,127	892,839
5.00%, 06/15/2029(b)		167	135,063
6.25%, 09/15/2027(b)		1,233	1,138,707
Builders FirstSource, Inc. 4.25%, 02/01/2032(b)		244	212,376
6.375%, 06/15/2032(b)		1,070	1,062,797
Caesars Entertainment, Inc. 6.25%, 07/01/2025(b)		897	893,021
7.00%, 02/15/2030(b)		1,321	1,327,431
Castle UK Finco PLC 7.00%, 05/15/2029	GBP	679	687,619
8.573% (EURIBOR 3 Month + 5.25%), 05/15/2028(l)	EUR	514	492,732
Century Communities, Inc. 3.875%, 08/15/2029(b)	U.S.$	75	65,054
Churchill Downs, Inc. 4.75%, 01/15/2028(b)		491	456,243
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(b)		126	98,709
Everi Holdings, Inc. 5.00%, 07/15/2029(b)		240	210,865
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(b)		1,969	1,778,700
Forestar Group, Inc. 3.85%, 05/15/2026(b)		385	353,934
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(b)		1,728	1,440,921
3.75%, 05/01/2029(b)		62	54,986
4.00%, 05/01/2031(b)		54	46,892
4.875%, 01/15/2030		387	360,811
5.375%, 05/01/2025(b)		229	226,934
5.75%, 05/01/2028(b)		246	242,548
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(b)		597	500,896

	Principal Amount (000)		U.S. $ Value

5.00%, 06/01/2029(b)	U.S.$	1,598	$1,418,533
Installed Building Products, Inc. 5.75%, 02/01/2028(b)		291	274,601
Jacobs Entertainment, Inc. 6.75%, 02/15/2029(b)		131	116,685
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(b)		255	219,956
Mattamy Group Corp. 4.625%, 03/01/2030(b)		170	147,208
5.25%, 12/15/2027(b)		214	199,453
MGM Resorts International 4.75%, 10/15/2028		1,047	950,879
5.50%, 04/15/2027		1,163	1,118,067
5.75%, 06/15/2025		30	29,683
Mohegan Tribal Gaming Authority 8.00%, 02/01/2026(b)		436	413,277
New Home Co., Inc. (The) 7.25%, 10/15/2025(b)		211	196,013
Playtech PLC 4.25%, 03/07/2026(b)	EUR	101	107,144
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(b)	U.S.$	69	52,043
5.875%, 09/01/2031(b)		39	28,767
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. 6.625%, 03/01/2030(b)		112	98,575
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		549	489,775
4.75%, 04/01/2029		911	795,571
Standard Industries, Inc./NJ 4.375%, 07/15/2030(b)		929	805,082
4.75%, 01/15/2028(b)		163	151,853
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(b)		1,785	1,727,184
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(b)		292	284,014
Thor Industries, Inc. 4.00%, 10/15/2029(b)		230	195,287
TopBuild Corp. 4.125%, 02/15/2032(b)		69	59,150
Travel + Leisure Co. 4.50%, 12/01/2029(b)		976	837,311
4.625%, 03/01/2030(b)		2,415	2,043,958
6.00%, 04/01/2027(a)		112	108,546
6.625%, 07/31/2026(b)		637	634,570
Universal Entertainment Corp. 8.75%, 12/11/2024(a) (b)		410	387,468
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(b)		727	664,090

	Principal Amount (000)		U.S. $ Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(b)	U.S.$	781	$740,244
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(b)		1,988	1,782,466

			30,876,381

Consumer Cyclical - Restaurants – 0.6%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(b)		1,524	1,393,406
4.375%, 01/15/2028(b)		315	291,064
CEC Entertainment LLC 6.75%, 05/01/2026(b)		350	334,579
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625%, 01/15/2029(b)		166	145,987
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/2027(b)		168	162,233
Stonegate Pub Co. Financing 2019 PLC 8.00%, 07/13/2025(b)	GBP	192	220,991
8.25%, 07/31/2025(b)		1,245	1,449,660
Yum! Brands, Inc. 3.625%, 03/15/2031	U.S.$	49	42,423
4.625%, 01/31/2032		1,114	1,010,946
4.75%, 01/15/2030(b)		85	79,798

			5,131,087

Consumer Cyclical - Retailers – 2.4%
Arko Corp. 5.125%, 11/15/2029(b)		1,035	843,547
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(b)		852	758,344
5.00%, 02/15/2032(b)		826	721,684
Bath & Body Works, Inc. 6.625%, 10/01/2030(b)		1,916	1,851,290
6.75%, 07/01/2036		299	269,449
6.875%, 11/01/2035		587	537,244
7.50%, 06/15/2029		107	108,474
7.60%, 07/15/2037		261	234,653
9.375%, 07/01/2025(b)		41	43,487
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(b) (g)		518	456,089
Carvana Co. 5.50%, 04/15/2027(b)		415	282,112
5.875%, 10/01/2028(b)		1,298	757,615
eG Global Finance PLC 6.75%, 02/07/2025(b)		228	221,990
Foundation Building Materials, Inc. 6.00%, 03/01/2029(b)		246	205,472

	Principal Amount (000)		U.S. $ Value

Gap, Inc. (The) 3.625%, 10/01/2029(b)	U.S.$	27	$19,112
3.875%, 10/01/2031(b)		56	38,384
Group 1 Automotive, Inc. 4.00%, 08/15/2028(b)		276	242,669
Guitar Center, Inc. 8.50%, 01/15/2026(b)		145	131,987
Kontoor Brands, Inc. 4.125%, 11/15/2029(b)		894	753,813
LBM Acquisition LLC 6.25%, 01/15/2029(b)		81	67,047
LCM Investments Holdings II LLC 4.875%, 05/01/2029(b)		52	44,623
Levi Strauss & Co. 3.50%, 03/01/2031(b)		746	619,165
Lithia Motors, Inc. 4.375%, 01/15/2031(b)		60	51,795
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(b)		154	143,446
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(b)		1,475	1,191,045
7.875%, 05/01/2029(b)		1,356	915,214
Murphy Oil USA, Inc. 5.625%, 05/01/2027		69	67,411
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(b)		2,119	1,969,462
Nordstrom, Inc. 5.00%, 01/15/2044		4	2,780
Penske Automotive Group, Inc. 3.75%, 06/15/2029		1,029	888,616
QVC, Inc. 4.375%, 09/01/2028		5	2,872
4.45%, 02/15/2025		150	132,243
4.75%, 02/15/2027		213	136,513
4.85%, 04/01/2024		133	130,013
Rite Aid Corp. 7.50%, 07/01/2025(b)		992	589,191
Sonic Automotive, Inc. 4.625%, 11/15/2029(b)		1,864	1,570,284
4.875%, 11/15/2031(b)		221	181,224
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(b)		508	480,592
Staples, Inc. 7.50%, 04/15/2026(b)		2,851	2,349,331
10.75%, 04/15/2027(b)		1,207	701,588
TPro Acquisition Corp. 11.00%, 10/15/2024(b)		1,062	1,063,763
Victoria’s Secret & Co. 4.625%, 07/15/2029(b)		58	42,359
White Cap Buyer LLC 6.875%, 10/15/2028(b)		226	204,866

	Principal Amount (000)		U.S. $ Value

White Cap Parent LLC 8.25% (8.25% Cash or 9.00% PIK), 03/15/2026(b) (g)	U.S.$	329	$315,526

			22,338,384

Consumer Non-Cyclical – 6.7%
AdaptHealth LLC 6.125%, 08/01/2028(b)		288	249,621
AHP Health Partners, Inc. 5.75%, 07/15/2029(b)		988	851,574
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(b)		615	583,176
4.875%, 02/15/2030(b)		200	184,625
6.50%, 02/15/2028(b)		2,469	2,472,889
Bausch Health Americas, Inc. 8.50%, 01/31/2027(b)		543	298,030
Bausch Health Cos., Inc. 4.875%, 06/01/2028(b)		2,835	1,687,958
5.25%, 01/30/2030(b)		8	3,207
5.50%, 11/01/2025(b)		226	199,767
6.125%, 02/01/2027(b)		336	215,114
6.25%, 02/15/2029(b)		911	375,766
7.00%, 01/15/2028(b)		57	25,368
7.25%, 05/30/2029(b)		254	108,070
11.00%, 09/30/2028(b)		403	286,683
Cab Selas 3.375%, 02/01/2028(b)	EUR	1,880	1,671,340
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(b)	U.S.$	292	272,306
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(b)		493	372,526
5.25%, 05/15/2030(b)		190	150,274
5.625%, 03/15/2027(b)		573	506,804
6.00%, 01/15/2029(b)		133	113,100
6.125%, 04/01/2030(b)		3,702	2,241,719
6.875%, 04/01/2028(b)		577	338,912
6.875%, 04/15/2029(b)		1,497	934,772
8.00%, 03/15/2026(b)		819	797,847
Coty, Inc. 5.00%, 04/15/2026(b)		133	128,151
DaVita, Inc. 3.75%, 02/15/2031(b)		687	550,930
4.625%, 06/01/2030(b)		3,556	3,053,494
Edgewell Personal Care Co. 4.125%, 04/01/2029(b)		164	143,119
5.50%, 06/01/2028(b)		81	76,564
Elanco Animal Health, Inc. 6.65%, 08/28/2028(a) (i)		1,416	1,375,524

	Principal Amount (000)		U.S. $ Value

Embecta Corp. 5.00%, 02/15/2030(b)	U.S.$	2,581	$2,144,617
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(b)		1,516	874,319
Fortrea Holdings, Inc. 7.50%, 07/01/2030(b)		328	335,740
Garden Spinco Corp. 8.625%, 07/20/2030(b)		883	953,778
Global Medical Response, Inc. 6.50%, 10/01/2025(b)		309	170,061
Grifols Escrow Issuer SA 3.875%, 10/15/2028(b)	EUR	2,222	2,078,919
Gruenenthal GmbH 3.625%, 11/15/2026(b)		885	907,816
4.125%, 05/15/2028(b)		1,141	1,154,717
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%, 09/01/2025(b)	U.S.$	200	180,000
Hologic, Inc. 3.25%, 02/15/2029(b)		246	215,171
IQVIA, Inc. 2.25%, 03/15/2029(b)	EUR	862	804,160
6.50%, 05/15/2030(b)	U.S.$	329	332,884
Jazz Securities DAC 4.375%, 01/15/2029(b)		954	850,148
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(b)		1,951	1,726,968
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(b)		1,209	1,080,665
Legacy LifePoint Health LLC 4.375%, 02/15/2027(b)		3,063	2,394,034
6.75%, 04/15/2025(b)		109	101,242
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 10.00%, 06/15/2029(b)		1	100
Medline Borrower LP 3.875%, 04/01/2029(b)		1,738	1,511,660
5.25%, 10/01/2029(b)		3,373	2,927,823
Newell Brands, Inc. 4.70%, 04/01/2026(a)		452	424,733
4.875%, 06/01/2025		170	163,977
5.875%, 04/01/2036(a)		88	73,928
6.00%, 04/01/2046(a)		41	32,468
6.375%, 09/15/2027		407	390,813
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	885	837,603
4.125%, 04/30/2028(b)	U.S.$	915	812,474
5.125%, 04/30/2031(b)		922	760,521
Oriflame Investment Holding PLC 5.125%, 05/04/2026(b)		347	159,094

	Principal Amount (000)		U.S. $ Value

Owens & Minor, Inc. 4.50%, 03/31/2029(b)	U.S.$	47	$39,364
Performance Food Group, Inc. 4.25%, 08/01/2029(b)		187	166,492
5.50%, 10/15/2027(b)		190	183,892
Perrigo Finance Unlimited Co. 4.65%, 06/15/2030(a)		691	611,495
Post Holdings, Inc. 4.50%, 09/15/2031(b)		1,564	1,334,725
4.625%, 04/15/2030(b)		870	762,928
5.50%, 12/15/2029(b)		529	489,331
Prime Healthcare Services, Inc. 7.25%, 11/01/2025(b)		225	213,044
Primo Water Holdings, Inc. 4.375%, 04/30/2029(b)		1,227	1,050,667
Radiology Partners, Inc. 9.25%, 02/01/2028(b)		649	241,844
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(b)		775	650,173
RP Escrow Issuer LLC 5.25%, 12/15/2025(b)		477	352,026
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625%, 03/01/2029(b)		27	21,756
Spectrum Brands, Inc. 3.875%, 03/15/2031(b)		2,079	1,705,172
4.00%, 10/01/2026(b)	EUR	530	554,034
Teleflex, Inc. 4.625%, 11/15/2027	U.S.$	151	142,745
Tenet Healthcare Corp. 4.375%, 01/15/2030		2,307	2,081,721
6.125%, 10/01/2028		872	839,300
6.125%, 06/15/2030		1,017	1,002,208
Triton Water Holdings, Inc. 6.25%, 04/01/2029(b)		884	757,066
United Natural Foods, Inc. 6.75%, 10/15/2028(b)		187	154,960
US Acute Care Solutions LLC 6.375%, 03/01/2026(b)		3,192	2,732,739
US Renal Care, Inc. 10.625%, 07/15/2027(b)		616	172,114
Vector Group Ltd. 5.75%, 02/01/2029(b)		188	163,637
10.50%, 11/01/2026(b)		188	188,592
Vista Outdoor, Inc. 4.50%, 03/15/2029(b)		239	196,078

			61,477,766

	Principal Amount (000)		U.S. $ Value

Energy – 4.4%
Aethon United BR LP/Aethon United Finance Corp. 8.25%, 02/15/2026(b)	U.S.$	151	$148,633
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/01/2026(b)		428	413,984
Berry Petroleum Co. LLC 7.00%, 02/15/2026(b)		245	227,184
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(b)		421	425,555
Buckeye Partners LP 3.95%, 12/01/2026		6	5,443
4.125%, 12/01/2027		214	194,658
4.50%, 03/01/2028(b)		17	15,348
Callon Petroleum Co. 7.50%, 06/15/2030(b)		1,004	947,818
8.25%, 07/15/2025		301	300,538
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.00%, 04/15/2025(b)		16	16,595
CGG SA 8.75%, 04/01/2027(b)		422	353,676
Citgo Holding, Inc. 9.25%, 08/01/2024(b)		478	478,242
CITGO Petroleum Corp. 6.375%, 06/15/2026(b)		471	455,017
7.00%, 06/15/2025(b)		1,781	1,748,862
Civitas Resources, Inc. 5.00%, 10/15/2026(b)		682	647,172
8.375%, 07/01/2028(b)		1,100	1,112,783
8.75%, 07/01/2031(b)		1,067	1,083,326
CNX Resources Corp. 6.00%, 01/15/2029(b)		226	209,811
7.375%, 01/15/2031(b)		7	6,835
Comstock Resources, Inc. 5.875%, 01/15/2030(b)		30	26,058
6.75%, 03/01/2029(b)		294	269,193
Crescent Energy Finance LLC 7.25%, 05/01/2026(b)		1,005	943,006
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.625%, 05/01/2027(b)		182	172,431
6.00%, 02/01/2029(b)		54	50,410
8.00%, 04/01/2029(b)		101	102,428
CVR Energy, Inc. 5.25%, 02/15/2025(b)		223	215,050
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(b)		1,363	1,244,486
Enerflex Ltd. 9.00%, 10/15/2027(b)		174	169,558

	Principal Amount (000)		U.S. $ Value

EnLink Midstream Partners LP Series C 9.618% (LIBOR 3 Month + 4.11%), 07/31/2023(l) (m)	U.S.$	2,734	$2,257,361
EQM Midstream Partners LP 4.50%, 01/15/2029(b)		811	723,743
4.75%, 01/15/2031(b)		859	752,037
FTAI Infra Escrow Holdings LLC 10.50%, 06/01/2027(b)		143	142,992
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		92	87,239
6.50%, 10/01/2025		411	405,031
7.75%, 02/01/2028		440	418,817
8.00%, 01/15/2027		598	583,033
8.875%, 04/15/2030		74	72,297
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		439	408,275
7.00%, 08/01/2027		403	392,300
Gulfport Energy Corp. 6.00%, 10/15/2024(c)		589	371
6.375%, 05/15/2025(c)		1,547	975
6.375%, 01/15/2026(c)		1,710	1,077
6.625%, 05/01/2023(c) (d)		161	101
8.00%, 05/17/2026(b)		610	613,467
Harbour Energy PLC 5.50%, 10/15/2026(b)		200	183,174
Harvest Midstream I LP 7.50%, 09/01/2028(b)		69	68,415
Hess Midstream Operations LP 5.625%, 02/15/2026(b)		481	473,048
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(b)		233	212,326
6.00%, 02/01/2031(b)		340	305,678
6.25%, 04/15/2032(b)		96	86,030
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(b) (n)		627	630,825
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(b)		1,388	1,291,610
ITT Holdings LLC 6.50%, 08/01/2029(b)		2,299	1,932,187
MEG Energy Corp. 5.875%, 02/01/2029(b)		231	217,115
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(b)		713	656,421
10.50%, 05/15/2027(b)		202	193,492
Nabors Industries Ltd. 7.25%, 01/15/2026(b)		403	376,470
7.50%, 01/15/2028(b)		2,085	1,828,651
Nabors Industries, Inc. 7.375%, 05/15/2027(b)		319	303,431

	Principal Amount (000)		U.S. $ Value

Neptune Energy Bondco PLC 6.625%, 05/15/2025(b)	U.S.$	200	$199,626
New Fortress Energy, Inc. 6.75%, 09/15/2025(b)		1,126	1,056,106
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(b)		1,683	1,657,601
Northriver Midstream Finance LP 5.625%, 02/15/2026(b)		196	183,189
NuStar Logistics LP 6.375%, 10/01/2030		225	215,939
Parkland Corp. 4.50%, 10/01/2029(b)		220	191,139
4.625%, 05/01/2030(b)		220	190,844
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		216	202,478
7.25%, 06/15/2025		176	175,696
PDC Energy, Inc. 5.75%, 05/15/2026		1,351	1,348,817
Petrofac Ltd. 9.75%, 11/15/2026(b)		200	157,693
Rockies Express Pipeline LLC 3.60%, 05/15/2025(b)		174	165,245
6.875%, 04/15/2040(b)		77	69,561
Southwestern Energy Co. 5.375%, 02/01/2029		187	176,529
8.375%, 09/15/2028		120	125,152
Strathcona Resources Ltd./Alberta 6.875%, 08/01/2026(b)		227	199,602
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026(a) (b)		1,086	1,054,728
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		114	101,186
5.875%, 03/15/2028		774	744,177
6.00%, 04/15/2027		192	189,570
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(b)		160	141,006
6.00%, 09/01/2031(b)		151	130,017
Tap Rock Resources LLC 7.00%, 10/01/2026(b)		86	88,540
Topaz Solar Farms LLC 5.75%, 09/30/2039(b)		186	182,469
Transocean, Inc. 8.75%, 02/15/2030(b)		129	130,982
11.50%, 01/30/2027(b)		211	219,310
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 09/01/2027		4	3,821
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(b)		890	766,252
Venture Global LNG, Inc. 8.125%, 06/01/2028(b)		1,108	1,126,901

	Principal Amount (000)		U.S. $ Value

8.375%, 06/01/2031(b)	U.S.$	1,107	$1,117,747
Weatherford International Ltd. 8.625%, 04/30/2030(b)		175	177,801

			40,091,813

Other Industrial – 0.3%
AECOM 5.125%, 03/15/2027		221	213,636
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(b)		100	91,168
Grand Canyon University 4.125%, 10/01/2024		223	211,029
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(b)		908	918,358
7.75%, 03/15/2031(b)		840	873,994

			2,308,185

Services – 3.3%
ADT Security Corp. (The) 4.875%, 07/15/2032(b)		1,097	942,501
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(b)		327	242,273
6.625%, 07/15/2026(b)		312	295,976
9.75%, 07/15/2027(b)		1,601	1,409,995
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(b)	EUR	255	221,393
4.625%, 06/01/2028(b)	U.S.$	1,727	1,456,014
4.875%, 06/01/2028(b)	GBP	1,010	996,930
AMN Healthcare, Inc. 4.625%, 10/01/2027(b)	U.S.$	205	190,323
ANGI Group LLC 3.875%, 08/15/2028(b)		2,420	1,979,133
APX Group, Inc. 5.75%, 07/15/2029(b)		1,504	1,307,585
6.75%, 02/15/2027(b)		676	663,160
Aramark Services, Inc. 5.00%, 02/01/2028(b)		1,064	1,002,651
Block, Inc. 2.75%, 06/01/2026		623	567,273
3.50%, 06/01/2031		1,592	1,320,373
Brink’s Co. (The) 4.625%, 10/15/2027(b)		176	163,771
Cars.com, Inc. 6.375%, 11/01/2028(b)		830	771,148
CoreLogic, Inc. 4.50%, 05/01/2028(b)		119	95,967
Garda World Security Corp. 4.625%, 02/15/2027(b)		102	93,425
6.00%, 06/01/2029(b)		179	147,198

	Principal Amount (000)		U.S. $ Value

7.75%, 02/15/2028(b)	U.S.$	1,333	$1,330,606
9.50%, 11/01/2027(b)		479	462,832
Gartner, Inc. 3.625%, 06/15/2029(b)		237	208,999
4.50%, 07/01/2028(b)		210	196,851
GrubHub Holdings, Inc. 5.50%, 07/01/2027(b)		234	135,177
IHS Markit Ltd. 4.75%, 08/01/2028		104	100,665
ION Trading Technologies SARL 5.75%, 05/15/2028(b)		1,067	918,787
Korn Ferry 4.625%, 12/15/2027(b)		402	377,734
Millennium Escrow Corp. 6.625%, 08/01/2026(b)		1,619	1,188,515
Monitronics International, Inc. 0.00%, 04/01/2020(c) (d) (e) (f)		958	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(b)		1,922	1,638,110
5.75%, 11/01/2028(b) (i)		3,593	2,704,318
Neptune Bidco US, Inc. 9.29%, 04/15/2029(b)		2,563	2,353,632
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(b)		618	545,294
5.25%, 04/15/2024(b)		19	18,833
6.25%, 01/15/2028(b)		1,634	1,530,092
Q-Park Holding I BV 1.50%, 03/01/2025(b)	EUR	184	192,171
2.00%, 03/01/2027(b)		579	538,808
Rakuten Group, Inc. 10.25%, 11/30/2024(b)	U.S.$	402	398,034
Service Corp. International/US 3.375%, 08/15/2030		259	216,640
4.00%, 05/15/2031		166	142,027
Shutterfly Finance LLC 8.50% (4.25% Cash and 4.25% PIK), 10/01/2027(a) (b) (g)		58	35,483
9.75%, 10/01/2027(b)		7	6,939
Sotheby’s 7.375%, 10/15/2027(b)		212	190,907
Sotheby’s/Bidfair Holdings, Inc. 5.875%, 06/01/2029(b)		205	159,014
TriNet Group, Inc. 3.50%, 03/01/2029(b)		238	207,381
Verscend Escrow Corp. 9.75%, 08/15/2026(b)		551	551,636
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(b)		26	24,348

	Principal Amount (000)		U.S. $ Value

ZipRecruiter, Inc. 5.00%, 01/15/2030(b)	U.S.$	25	$21,378

			30,262,300

Technology – 2.6%
Ahead DB Holdings LLC 6.625%, 05/01/2028(b)		725	589,559
AthenaHealth Group, Inc. 6.50%, 02/15/2030(b)		1,754	1,475,245
Cablevision Lightpath LLC 5.625%, 09/15/2028(b)		1,060	787,259
Central Parent, Inc./CDK Global, Inc. 7.25%, 06/15/2029(b)		164	162,134
Cloud Software Group, Inc. 6.50%, 03/31/2029(b)		216	192,002
CommScope Technologies LLC 5.00%, 03/15/2027(b)		255	177,960
CommScope, Inc. 4.75%, 09/01/2029(b)		637	503,083
6.00%, 03/01/2026(b)		276	258,275
8.25%, 03/01/2027(b)		86	68,771
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029(b)		18	14,805
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(b)		51	43,693
CWT Travel Group, Inc. 8.50%, 11/19/2026(b)		321	176,127
Diebold Nixdorf, Inc. 9.375%, 07/15/2025(b) (c)		51	9,411
Entegris Escrow Corp. 5.95%, 06/15/2030(b)		1,146	1,099,866
Fair Isaac Corp. 4.00%, 06/15/2028(b)		228	209,293
Gen Digital, Inc. 6.75%, 09/30/2027(b)		1,271	1,268,143
7.125%, 09/30/2030(b)		771	772,498
GoTo Group, Inc. 5.50%, 09/01/2027(b)		1,677	936,079
Imola Merger Corp. 4.75%, 05/15/2029(b)		968	844,128
MicroStrategy, Inc. 6.125%, 06/15/2028(b)		363	325,270
NCR Corp. 5.125%, 04/15/2029(b)		963	852,569
5.75%, 09/01/2027(b)		89	88,994
ON Semiconductor Corp. 3.875%, 09/01/2028(b)		231	210,195
Open Text Corp. 3.875%, 02/15/2028(b)		64	56,345
3.875%, 12/01/2029(b)		128	107,018

	Principal Amount (000)		U.S. $ Value

Playtika Holding Corp. 4.25%, 03/15/2029(b)	U.S.$	1,104	$981,119
Presidio Holdings, Inc. 4.875%, 02/01/2027(b)		98	91,982
8.25%, 02/01/2028(b)		1,755	1,668,488
PTC, Inc. 3.625%, 02/15/2025(b)		98	94,722
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(b)		3,885	1,754,307
5.375%, 12/01/2028(b)		82	25,932
Science Applications International Corp. 4.875%, 04/01/2028(b)		105	98,483
Seagate HDD Cayman 3.375%, 07/15/2031		45	32,710
4.091%, 06/01/2029		1,214	1,067,978
4.125%, 01/15/2031		38	31,182
5.75%, 12/01/2034		231	204,798
8.25%, 12/15/2029(b)		956	998,898
8.50%, 07/15/2031(b)		1,012	1,061,981
Sensata Technologies BV 5.00%, 10/01/2025(b)		219	214,277
5.875%, 09/01/2030(b)		200	194,486
Sensata Technologies, Inc. 3.75%, 02/15/2031(b)		474	406,166
Vericast Corp. 11.00%, 09/15/2026(b)		130	135,493
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(b)		3,247	2,636,615
Virtusa Corp. 7.125%, 12/15/2028(b)		717	587,842
Xerox Corp. 6.75%, 12/15/2039		42	31,479
Xerox Holdings Corp. 5.50%, 08/15/2028(b)		248	210,953

			23,758,613

Transportation - Airlines – 0.6%
Allegiant Travel Co. 7.25%, 08/15/2027(b)		127	126,545
American Airlines Pass Through Trust Series 2015-1, Class A 3.375%, 05/01/2027		258	231,100
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(b)		865	857,485
5.75%, 04/20/2029(b)		1,125	1,093,104
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(b)		1,242	1,175,893
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(b)		1,590	1,606,388

	Principal Amount (000)		U.S. $ Value

VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375%, 02/01/2030(b)	U.S.$	15	$12,037
7.875%, 05/01/2027(b)		185	165,806

			5,268,358

Transportation - Services – 0.9%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(b)	EUR	625	643,145
6.125%, 10/15/2026(b)	U.S.$	657	617,554
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(b)		660	607,034
5.75%, 07/15/2027(b)		1,031	985,884
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(b)	EUR	132	122,599
BCP V Modular Services Finance PLC 6.75%, 11/30/2029		1,214	1,001,745
Fortress Transportation and Infrastructure Investors LLC 6.50%, 10/01/2025(b)	U.S.$	428	422,300
Hertz Corp. (The) 4.625%, 12/01/2026(b)		1,307	1,179,874
5.00%, 12/01/2029(b)		1,154	953,311
Loxam SAS 2.875%, 04/15/2026(b)	EUR	301	304,286
4.50%, 02/15/2027		629	656,941
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	168	145,308
PROG Holdings, Inc. 6.00%, 11/15/2029(b)		19	16,699
Rand Parent LLC 8.50%, 02/15/2030(b)		388	351,307
United Rentals North America, Inc. 3.875%, 02/15/2031		178	154,273
4.00%, 07/15/2030		206	182,390
4.875%, 01/15/2028		112	106,559
Williams Scotsman International, Inc. 4.625%, 08/15/2028(b)		76	69,787

			8,520,996

			448,197,895

Financial Institutions – 5.5%
Banking – 0.5%
Ally Financial, Inc.
Series B 4.70%, 05/15/2026(m)		2,950	2,080,602
Series C 4.70%, 05/15/2028(m)		256	166,724
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(b)		1,157	1,091,540
CaixaBank SA 5.875%, 10/09/2027(b) (m)	EUR	1,000	975,966

	Principal Amount (000)		U.S. $ Value

Freedom Mortgage Corp. 7.625%, 05/01/2026(b)	U.S.$	35	$31,876
8.125%, 11/15/2024(b)		56	55,483
8.25%, 04/15/2025(b)		222	216,686

			4,618,877

Brokerage – 0.9%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(b)		1,425	1,439,704
AG Issuer LLC 6.25%, 03/01/2028(b)		406	386,854
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(b)		787	807,781
Hightower Holding LLC 6.75%, 04/15/2029(b)		2,936	2,541,451
NFP Corp. 6.875%, 08/15/2028(b)		1,494	1,297,902
7.50%, 10/01/2030(b)		1,323	1,283,060

			7,756,752

Finance – 2.0%
Aircastle Ltd. 5.25%, 06/15/2026(b) (m)		1,374	956,871
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(b)		1,036	921,361
CNG Holdings, Inc. 12.50%, 06/15/2024(h)		861	732,814
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(b)		1,277	1,121,261
Curo Group Holdings Corp. 7.50%, 08/01/2028(b)		3,647	1,386,880
Enova International, Inc. 8.50%, 09/01/2024(b)		343	339,451
8.50%, 09/15/2025(b)		1,996	1,942,583
GGAM Finance Ltd. 7.75%, 05/15/2026(b)		662	664,099
8.00%, 06/15/2028(b)		993	993,042
Home Point Capital, Inc. 5.00%, 02/01/2026(b)		25	22,418
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(b)		2,234	1,839,117
LD Holdings Group LLC 6.50%, 11/01/2025(b)		85	67,057
Midcap Financial Issuer Trust 5.625%, 01/15/2030(b)		216	171,303
6.50%, 05/01/2028(b)		422	376,233
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/2030(b)		63	51,127
6.00%, 01/15/2027(b)		417	387,986
Navient Corp. 4.875%, 03/15/2028		1,706	1,461,663

	Principal Amount (000)		U.S. $ Value

5.00%, 03/15/2027	U.S.$	792	$710,643
5.50%, 03/15/2029		79	67,402
5.625%, 08/01/2033		40	30,069
6.75%, 06/25/2025		954	939,924
6.75%, 06/15/2026		835	807,538
OneMain Finance Corp. 3.50%, 01/15/2027		174	149,627
5.375%, 11/15/2029		124	105,880
6.875%, 03/15/2025		153	151,327
7.125%, 03/15/2026		180	177,190
9.00%, 01/15/2029		76	76,654
PennyMac Financial Services, Inc. 5.375%, 10/15/2025(b)		205	194,359
5.75%, 09/15/2031(b)		67	54,575
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.625%, 03/01/2029(b)		225	189,164
SLM Corp. 3.125%, 11/02/2026		188	162,627
Synchrony Financial 7.25%, 02/02/2033		1,564	1,404,181

			18,656,426

Insurance – 0.5%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(b)		53	45,751
10.125%, 08/01/2026(b)		559	572,017
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(b) (g)		1,926	1,760,557
HUB International Ltd. 7.00%, 05/01/2026(b)		292	291,479
7.25%, 06/15/2030(b)		1,476	1,524,100

			4,193,904

Other Finance – 0.6%
Armor Holdco, Inc. 8.50%, 11/15/2029(b)		1,967	1,660,431
Coinbase Global, Inc. 3.375%, 10/01/2028(b)		852	571,408
3.625%, 10/01/2031(b)		818	482,609
Curo SPV LLC 18.00%, 08/02/2027(f)		1,460	1,395,336
Intrum AB 3.00%, 09/15/2027(b)	EUR	360	271,265
3.125%, 07/15/2024(b)		255	257,959
3.50%, 07/15/2026(b)		705	571,429
4.875%, 08/15/2025		683	618,103

			5,828,540

REITs – 1.0%
Aedas Homes Opco SLU 4.00%, 08/15/2026		1,580	1,604,383

	Principal Amount (000)		U.S. $ Value

Agps Bondco PLC 5.50%, 11/13/2026(a) (b)	EUR	200	$84,830
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029(b)	U.S.$	16	12,464
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(b)		2,519	2,134,360
5.75%, 05/15/2026(b)		350	320,810
Cushman & Wakefield US Borrower LLC 6.75%, 05/15/2028(b)		124	112,212
Diversified Healthcare Trust 4.75%, 02/15/2028		23	15,669
Howard Hughes Corp. (The) 4.125%, 02/01/2029(b)		128	106,150
Hunt Cos., Inc. 5.25%, 04/15/2029(b)		32	25,584
Iron Mountain, Inc. 5.25%, 03/15/2028(b)		1,352	1,265,818
5.625%, 07/15/2032(b)		169	151,455
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75%, 06/15/2029(b)		99	80,598
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		257	216,296
Office Properties Income Trust 3.45%, 10/15/2031		863	454,643
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 01/15/2029(b)		156	117,112
Service Properties Trust 4.75%, 10/01/2026		89	77,258
4.95%, 10/01/2029		85	65,953
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 4.75%, 04/15/2028(b)		279	231,620
10.50%, 02/15/2028(b)		43	42,673
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026	EUR	771	780,662
Vivion Investments SARL 3.00%, 08/08/2024(b)		1,000	871,765
3.50%, 11/01/2025(b)		400	299,606

			9,071,921

			50,126,420

Utility – 0.9%
Electric – 0.6%
Algonquin Power & Utilities Corp. 4.75%, 01/18/2082	U.S.$	184	146,769
Calpine Corp. 5.125%, 03/15/2028(b)		362	324,366

	Principal Amount (000)		U.S. $ Value

ContourGlobal Power Holdings SA 3.125%, 01/01/2028(b)	EUR	167	$145,037
NextEra Energy Operating Partners LP 3.875%, 10/15/2026(b)	U.S.$	180	167,564
4.50%, 09/15/2027(b)		108	100,360
NRG Energy, Inc. 3.375%, 02/15/2029(b)		158	129,792
3.875%, 02/15/2032(b)		2,090	1,615,672
6.625%, 01/15/2027		7	6,953
10.25%, 03/15/2028(b) (m)		842	793,285
PG&E Corp. 5.00%, 07/01/2028		209	191,855
5.25%, 07/01/2030		38	34,076
Vistra Corp. 7.00%, 12/15/2026(b) (m)		835	729,124
8.00%, 10/15/2026(b) (m)		1,003	938,667
Vistra Operations Co. LLC 5.625%, 02/15/2027(b)		163	156,256

			5,479,776

Natural Gas – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.50%, 05/20/2025		106	102,393
5.75%, 05/20/2027		230	211,550
5.875%, 08/20/2026		350	330,297
9.375%, 06/01/2028(b)		74	75,198
UGI International LLC 2.50%, 12/01/2029(b)	EUR	1,169	1,000,339

			1,719,777

Other Utility – 0.1%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(b)	U.S.$	1,376	1,335,691

			8,535,244

Total Corporates - Non-Investment Grade (cost $568,954,108)			506,859,559

CORPORATES - INVESTMENT GRADE – 16.7%
Industrial – 8.3%
Basic – 0.8%
Arconic Corp. 6.00%, 05/15/2025(b)		947	955,293
Braskem Netherlands Finance BV 4.50%, 01/31/2030(b)		1,515	1,295,249
Celanese US Holdings LLC 6.05%, 03/15/2025		626	623,577
Freeport Indonesia PT 4.763%, 04/14/2027(b)		281	270,541
Georgia-Pacific LLC 8.875%, 05/15/2031		1	1,231
Industrias Penoles SAB de CV 5.65%, 09/12/2049(b)		386	346,987

	Principal Amount (000)		U.S. $ Value

INEOS Finance PLC 3.375%, 03/31/2026(b)	EUR	351	$358,116
MEGlobal Canada ULC 5.875%, 05/18/2030(b)	U.S.$	343	345,792
Nexa Resources SA 6.50%, 01/18/2028(b)		773	739,034
Olin Corp. 5.00%, 02/01/2030		198	183,160
5.625%, 08/01/2029		735	708,337
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025		238	245,643
Suzano Austria GmbH 3.75%, 01/15/2031		262	222,255
5.00%, 01/15/2030		218	203,453
Series DM3N 3.125%, 01/15/2032		331	263,790
UPL Corp., Ltd. 4.50%, 03/08/2028(b)		272	243,826
4.625%, 06/16/2030(b)		673	572,770

			7,579,054

Capital Goods – 0.3%
General Electric Co. Series D 8.882% (LIBOR 3 Month + 3.33%), 09/15/2023(l) (m)		1,681	1,683,819
Howmet Aerospace, Inc. 3.00%, 01/15/2029		22	19,272
5.90%, 02/01/2027		119	120,090
5.95%, 02/01/2037		155	157,915
6.875%, 05/01/2025		187	190,061
Regal Rexnord Corp. 6.30%, 02/15/2030(b)		235	234,371
6.40%, 04/15/2033(b)		277	276,484
Weir Group PLC (The) 2.20%, 05/13/2026(b)		200	179,260

			2,861,272

Communications - Media – 0.7%
Cox Communications, Inc. 5.70%, 06/15/2033(b)		442	446,299
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(b)		2,311	2,092,543
Discovery Communications LLC 4.125%, 05/15/2029		179	164,096
Paramount Global 6.25%, 02/28/2057		245	187,124
6.375%, 03/30/2062		56	46,788
Prosus NV 3.061%, 07/13/2031(b)		857	666,853
4.027%, 08/03/2050(b)		331	205,634

	Principal Amount (000)		U.S. $ Value

Telecomunicaciones Digitales SA 4.50%, 01/30/2030(b)	U.S.$	505	$428,866
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		745	695,140
4.279%, 03/15/2032		1,034	916,192
Weibo Corp. 3.375%, 07/08/2030		513	409,554

			6,259,089

Communications - Telecommunications – 0.2%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		118	110,745
Sprint Capital Corp. 8.75%, 03/15/2032		666	804,967
Sprint LLC 7.625%, 03/01/2026		186	193,155
Xiaomi Best Time International Ltd. 3.375%, 04/29/2030(b)		718	584,086

			1,692,953

Consumer Cyclical - Automotive – 1.6%
Ford Motor Co. 3.25%, 02/12/2032		3,020	2,371,652
Ford Motor Credit Co. LLC 4.95%, 05/28/2027		1,160	1,094,535
General Motors Co. 5.20%, 04/01/2045		19	16,201
General Motors Financial Co., Inc. 5.65%, 01/17/2029		30	29,616
5.85%, 04/06/2030		2,032	2,014,342
6.40%, 01/09/2033		1,708	1,736,051
Harley-Davidson Financial Services, Inc. 6.50%, 03/10/2028(b)		3,503	3,504,635
Lear Corp. 3.50%, 05/30/2030		3	2,640
4.25%, 05/15/2029		17	15,956
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(b)		1,164	987,581
2.00%, 03/09/2026(b)		126	110,231
2.45%, 09/15/2028(b)		575	457,931
2.75%, 03/09/2028(b)		1,245	1,023,606
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(b)		1,084	984,286
4.81%, 09/17/2030(b)		233	204,131

			14,553,394

Consumer Cyclical - Entertainment – 0.2%
Mattel, Inc. 3.375%, 04/01/2026(b)		1,152	1,060,096
3.75%, 04/01/2029(b)		383	336,296
5.875%, 12/15/2027(b)		578	567,455

			1,963,847

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 1.0%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(b)	U.S.$	239	$215,057
International Game Technology PLC 3.50%, 06/15/2026(b)	EUR	214	225,135
4.125%, 04/15/2026(b)	U.S.$	1,760	1,670,509
Las Vegas Sands Corp. 2.90%, 06/25/2025		343	322,278
3.50%, 08/18/2026		293	272,831
MDC Holdings, Inc. 6.00%, 01/15/2043		1,881	1,694,375
Owens Corning 7.00%, 12/01/2036(a)		777	850,300
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(b)		1,400	1,152,256
4.625%, 04/06/2031(b)		1,100	851,483
Sands China Ltd. 2.80%, 03/08/2027(a)		235	203,071
3.75%, 08/08/2031(a)		285	230,850
4.30%, 01/08/2026(a)		200	187,060
4.875%, 06/18/2030(a)		935	831,393

			8,706,598

Consumer Cyclical - Retailers – 0.2%
Macy’s Retail Holdings LLC 5.875%, 04/01/2029(b)		552	503,923
5.875%, 03/15/2030(b)		1,064	947,902
6.125%, 03/15/2032(b)		688	602,601

			2,054,426

Consumer Non-Cyclical – 0.4%
BAT Capital Corp. 7.75%, 10/19/2032		665	731,462
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(b)		770	680,447
4.00%, 03/15/2031(b)		991	865,101
IQVIA, Inc. 5.70%, 05/15/2028(b)		340	336,859
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		1,249	994,620
Reynolds American, Inc. 5.85%, 08/15/2045		341	303,741

			3,912,230

Energy – 1.9%
Apache Corp. 4.75%, 04/15/2043		8	5,894
5.10%, 09/01/2040		24	19,557

	Principal Amount (000)		U.S. $ Value

Cenovus Energy, Inc. 6.75%, 11/15/2039	U.S.$	30	$31,586
Cheniere Energy Partners LP 4.50%, 10/01/2029		603	553,772
Continental Resources, Inc./OK 5.75%, 01/15/2031(b)		970	924,352
Ecopetrol SA 4.625%, 11/02/2031		841	643,113
5.875%, 11/02/2051		118	77,231
6.875%, 04/29/2030		782	709,782
8.625%, 01/19/2029		1,118	1,118,559
8.875%, 01/13/2033		531	523,447
Energy Transfer LP 4.75%, 01/15/2026		25	24,453
EnLink Midstream Partners LP 5.05%, 04/01/2045		807	644,090
5.45%, 06/01/2047		81	66,613
5.60%, 04/01/2044		104	87,153
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077		345	301,766
EQT Corp. 3.90%, 10/01/2027		291	269,888
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(b)		578	555,110
KazMunayGas National Co. JSC 5.375%, 04/24/2030(b)		1,383	1,283,009
Occidental Petroleum Corp. 4.40%, 04/15/2046		62	48,603
5.50%, 12/01/2025		158	156,669
5.55%, 03/15/2026		18	17,765
5.875%, 09/01/2025		21	20,923
6.20%, 03/15/2040		2	1,980
6.45%, 09/15/2036		59	60,736
7.50%, 05/01/2031		2,480	2,707,619
Oleoducto Central SA 4.00%, 07/14/2027(b)		424	371,751
Ovintiv, Inc. 5.65%, 05/15/2028		777	762,593
6.25%, 07/15/2033		1,110	1,095,671
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(b)		1,212	924,065
Var Energi ASA 7.50%, 01/15/2028(b)		894	921,348
8.00%, 11/15/2032(b)		1,300	1,380,414
Western Midstream Operating LP 3.35%, 02/01/2025(a)		153	146,366
3.95%, 06/01/2025		225	216,221
4.30%, 02/01/2030(a)		150	135,017
4.75%, 08/15/2028		27	25,658
5.45%, 04/01/2044		193	163,932

			16,996,706

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.2%
LKQ Corp. 5.75%, 06/15/2028(b)	U.S.$	1,067	$1,062,956
6.25%, 06/15/2033(b)		945	950,473

			2,013,429

Services – 0.1%
Elis SA Series E 1.625%, 04/03/2028(b)	EUR	300	288,207
IHS Markit Ltd. 4.125%, 08/01/2023	U.S.$	202	201,592
Verisk Analytics, Inc. 5.50%, 06/15/2045		5	4,786

			494,585

Technology – 0.4%
Dell International LLC/EMC Corp. 8.35%, 07/15/2046		130	159,170
HP, Inc. 5.50%, 01/15/2033		1,353	1,328,963
Lenovo Group Ltd. 3.421%, 11/02/2030(b)		289	241,896
5.831%, 01/27/2028(b)		597	592,481
SK Hynix, Inc. 2.375%, 01/19/2031(b)		408	314,148
6.25%, 01/17/2026(b)		301	300,515
6.50%, 01/17/2033(b)		258	260,663
Western Digital Corp. 2.85%, 02/01/2029		59	47,184
3.10%, 02/01/2032		130	96,232
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(b)		318	240,189

			3,581,441

Transportation - Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(b)		716	694,941
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(b)		2,112	2,116,841

			2,811,782

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		396	353,709

Transportation - Services – 0.0%
AerCap Global Aviation Trust 6.50%, 06/15/2045(b)		235	227,879

			76,062,394

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 7.8%
Banking – 5.4%
AIB Group PLC 4.263%, 04/10/2025(b)	U.S.$	526	$513,603
7.583%, 10/14/2026(b)		1,117	1,136,215
Ally Financial, Inc. 5.75%, 11/20/2025		22	21,173
6.70%, 02/14/2033		782	691,475
8.00%, 11/01/2031		548	568,507
Banco Santander SA 3.225%, 11/22/2032		200	158,288
5.179%, 11/19/2025		400	388,265
Bank of America Corp. Series X 6.25%, 09/05/2024(m)		1,199	1,182,864
Bank of Ireland Group PLC 6.253%, 09/16/2026(b)		655	650,711
Barclays PLC 6.125%, 12/15/2025(m)		1,402	1,225,839
7.119%, 06/27/2034		361	359,665
7.125%, 06/15/2025(m)	GBP	404	465,285
7.385%, 11/02/2028	U.S.$	1,696	1,765,222
BNP Paribas SA 4.625%, 02/25/2031(b) (m)		1,350	954,813
7.375%, 08/19/2025(b) (m)		755	732,866
Capital One Financial Corp. 6.312%, 06/08/2029		1,243	1,235,213
Citigroup, Inc. 9.341% (LIBOR 3 Month + 4.07%), 10/30/2023(l) (m)		1,107	1,106,838
Series W
4.00%, 12/10/2025(m)		413	354,475
Credit Agricole SA 8.125%, 12/23/2025(b) (m)		1,461	1,464,652
8.125%, 03/23/2172(m)		448	448,894
Deutsche Bank AG/New York NY 1.447%, 04/01/2025		150	142,517
6.72%, 01/18/2029		1,317	1,321,699
7.079%, 02/10/2034		1,509	1,389,020
Discover Financial Services 6.70%, 11/29/2032		286	295,112
Goldman Sachs Group, Inc. (The) Series P 8.211% (LIBOR 3 Month + 2.87%), 07/31/2023(l) (m)		782	772,896
HSBC Holdings PLC 4.762%, 03/29/2033		901	813,742
6.00%, 09/29/2023(b) (m)	EUR	1,819	1,970,131
8.113%, 11/03/2033	U.S.$	1,024	1,135,622
Series E
4.75%, 07/04/2029(b) (m)	EUR	1,595	1,467,549
Intesa Sanpaolo SpA 5.017%, 06/26/2024(b)	U.S.$	331	320,435
5.71%, 01/15/2026(b)		1,650	1,569,370

	Principal Amount (000)		U.S. $ Value

6.625%, 06/20/2033(b)	U.S.$	997	$988,976
7.00%, 11/21/2025(b)		355	358,193
KBC Group NV 5.796%, 01/19/2029(b)		414	412,177
Lloyds Banking Group PLC 7.50%, 06/27/2024(m)		885	845,802
7.953%, 11/15/2033		854	925,017
8.00%, 09/27/2029(m)		801	729,190
NatWest Group PLC 7.472%, 11/10/2026		800	818,746
Nordea Bank Abp 6.625%, 03/26/2026(b) (m)		3,065	2,878,465
Santander Holdings USA, Inc. 6.499%, 03/09/2029		2,272	2,249,515
6.565%, 06/12/2029		1,468	1,440,922
Santander UK Group Holdings PLC 6.833%, 11/21/2026		3,782	3,792,212
Standard Chartered PLC 7.776%, 11/16/2025(b)		1,355	1,384,517
Swedbank AB Series NC5 5.625%, 09/17/2024(b) (m)		1,000	943,638
Synchrony Bank 5.625%, 08/23/2027		727	682,896
UBS Group AG 3.091%, 05/14/2032(b)		1,018	821,306
6.373%, 07/15/2026(b)		712	707,566
7.00%, 02/19/2025(b) (m)		620	589,566
UniCredit SpA 1.982%, 06/03/2027(b)		915	805,889
5.459%, 06/30/2035(b)		243	205,552
7.296%, 04/02/2034(b)		200	188,942
US Bancorp 4.839%, 02/01/2034		523	489,742

			48,881,785

Brokerage – 0.1%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(m)		1,251	1,015,038

Finance – 1.1%
Air Lease Corp. Series B 4.65%, 06/15/2026(m)		1,229	986,784
Aircastle Ltd. 4.25%, 06/15/2026		33	31,093
5.25%, 08/11/2025(b)		2,239	2,163,182
Aviation Capital Group LLC 1.95%, 09/20/2026(b)		844	732,086
3.50%, 11/01/2027(b)		295	261,157
4.125%, 08/01/2025(b)		395	369,819
4.875%, 10/01/2025(b)		319	304,453
6.375%, 07/15/2030(b)		1,098	1,089,699

	Principal Amount (000)		U.S. $ Value

Enact Holdings, Inc. 6.50%, 08/15/2025(b)	U.S.$	215	$211,237
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(b)		200	172,266
Huarong Finance 2019 Co., Ltd. Series E 3.75%, 05/29/2024(b)		343	328,875
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(b)		200	177,456
4.875%, 11/22/2026(b)		430	379,079
5.50%, 01/16/2025(b)		1,082	1,025,065
ILFC E-Capital Trust II 7.314% (LIBOR 3 Month + 1.80%), 12/21/2065(b) (l)		2,000	1,384,254
Owl Rock Capital Corp. 3.40%, 07/15/2026		337	298,731
Synchrony Financial 4.25%, 08/15/2024		236	227,263
United Wholesale Mortgage LLC 5.50%, 11/15/2025(b)		179	171,117
5.50%, 04/15/2029(b)		145	124,397
5.75%, 06/15/2027(b)		15	13,694

			10,451,707

Insurance – 1.0%
Allstate Corp. (The) 6.50%, 05/15/2057		1,657	1,614,634
Enstar Finance LLC 5.50%, 01/15/2042		262	195,548
Global Atlantic Fin Co. 4.70%, 10/15/2051(b)		62	44,230
Liberty Mutual Group, Inc. 4.125%, 12/15/2051(b)		43	33,593
4.30%, 02/01/2061(b)		54	33,821
7.80%, 03/15/2037(b)		2,187	2,255,956
MetLife, Inc. 10.75%, 08/01/2039		2,350	3,042,115
MGIC Investment Corp. 5.25%, 08/15/2028		189	178,006
Prudential Financial, Inc. 5.20%, 03/15/2044		340	334,622
Transatlantic Holdings, Inc. 8.00%, 11/30/2039		1,261	1,568,227

			9,300,752

REITs – 0.2%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027(b)		135	99,083
Trust Fibra Uno 4.869%, 01/15/2030(b)		1,239	1,087,223

	Principal Amount (000)		U.S. $ Value

VICI Properties LP/VICI Note Co., Inc. 5.75%, 02/01/2027(b)	U.S.$	767	$752,264

			1,938,570

			71,587,852

Utility – 0.6%
Electric – 0.6%
Cometa Energia SA de CV 6.375%, 04/24/2035(b)		452	439,683
Drax Finco PLC 6.625%, 11/01/2025(b)		200	197,019
Edison International 8.125%, 06/15/2053		319	326,319
Electricite de France SA 9.125%, 03/15/2033(b) (m)		427	437,157
Enel Finance International NV 7.50%, 10/14/2032(b)		1,190	1,317,125
FirstEnergy Corp. Series C 3.40%, 03/01/2050		51	35,139
5.10%, 07/15/2047(a)		7	6,284
NRG Energy, Inc. 7.00%, 03/15/2033(b)		323	326,129
Pacific Gas and Electric Co. 6.75%, 01/15/2053		76	75,018
Palomino Funding Trust I 7.233%, 05/17/2028(b)		1,703	1,708,665

			4,868,538

Total Corporates - Investment Grade (cost $155,053,043)			152,518,784

EMERGING MARKETS - CORPORATE BONDS – 5.3%
Industrial – 5.0%
Basic – 1.4%
Braskem Idesa SAPI 6.99%, 02/20/2032(b)		652	417,280
7.45%, 11/15/2029(b)		1,010	673,241
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(b)		1,072	922,766
Consolidated Energy Finance SA 5.625%, 10/15/2028(b)		196	166,866
CSN Inova Ventures 6.75%, 01/28/2028(b)		2,644	2,441,470
Eldorado Gold Corp. 6.25%, 09/01/2029(b)		986	884,619
First Quantum Minerals Ltd. 6.875%, 10/15/2027(b)		1,215	1,178,392
7.50%, 04/01/2025(b)		261	260,079
8.625%, 06/01/2031(b)		832	848,640
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(b)		1,431	1,418,622

	Principal Amount (000)		U.S. $ Value

JSW Steel Ltd. 3.95%, 04/05/2027(b)	U.S.$	409	$362,157
5.05%, 04/05/2032(b)		658	529,749
OCP SA 3.75%, 06/23/2031(b)		403	332,951
Sasol Financing USA LLC 8.75%, 05/03/2029(b)		668	651,822
Stillwater Mining Co. 4.00%, 11/16/2026(b)		319	283,132
4.50%, 11/16/2029(b)		309	249,616
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(b)		1,319	1,200,778
Volcan Cia Minera SAA 4.375%, 02/11/2026(b)		345	253,613

			13,075,793

Capital Goods – 0.3%
Cemex SAB de CV 5.125%, 06/08/2026(b) (m)		1,028	914,159
Embraer Netherlands Finance BV 5.40%, 02/01/2027		918	879,141
6.95%, 01/17/2028(b)		491	487,318
IHS Holding Ltd. 5.625%, 11/29/2026(b)		402	350,194
6.25%, 11/29/2028(b)		383	313,892
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(h)		2,661	10,645

			2,955,349

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		1,130	904,113

Communications - Telecommunications – 0.1%
CT Trust 5.125%, 02/03/2032(b)		557	447,838
Digicel Group Holdings Ltd. 7.00%, 07/17/2023(g) (h) (m)		101	11,146
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(b)		657	602,836

			1,061,820

Consumer Cyclical - Other – 1.2%
Allwyn Entertainment Financing UK PLC 7.448% (EURIBOR 3 Month + 4.12%), 02/15/2028(l)	EUR	650	708,495
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(b)	U.S.$	200	203,492
Allwyn International AS 3.875%, 02/15/2027(b)	EUR	170	173,678

	Principal Amount (000)		U.S. $ Value

Melco Resorts Finance Ltd. 5.375%, 12/04/2029(b)	U.S.$	1,603	$1,320,471
5.625%, 07/17/2027(b)		965	867,149
5.75%, 07/21/2028(b)		1,255	1,097,341
MGM China Holdings Ltd. 4.75%, 02/01/2027(b)		1,322	1,191,452
5.25%, 06/18/2025(b)		222	212,854
5.375%, 05/15/2024(b)		398	392,647
5.875%, 05/15/2026(b)		414	394,194
Studio City Co., Ltd. 7.00%, 02/15/2027(b)		289	270,938
Studio City Finance Ltd. 5.00%, 01/15/2029(b)		609	451,994
6.00%, 07/15/2025(b)		648	597,197
6.50%, 01/15/2028(b)		457	381,348
Wynn Macau Ltd. 4.875%, 10/01/2024(b)		286	277,717
5.125%, 12/15/2029(b)		241	200,633
5.50%, 01/15/2026(b)		734	680,326
5.50%, 10/01/2027(b)		947	838,687
5.625%, 08/26/2028(b)		717	618,413

			10,879,026

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(b) (c) (d) (f)		1,100	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(b) (c) (d) (f)		771	0

			0

Consumer Non-Cyclical – 0.9%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(e) (f) (h) (m)		780	359,919
BRF SA 4.875%, 01/24/2030(b)		655	528,094
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(b)		377	348,167
MARB BondCo PLC 3.95%, 01/29/2031(b)		2,318	1,651,575
Natura Cosmeticos SA 4.125%, 05/03/2028(b)		1,071	926,533
Rede D’or Finance SARL 4.50%, 01/22/2030(b)		223	190,420
4.95%, 01/17/2028(b)		735	670,166
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	446	438,874
4.375%, 05/09/2030		1,000	928,491
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	517	475,064
5.125%, 05/09/2029(i)		517	466,075
7.875%, 09/15/2029		506	522,360

	Principal Amount (000)		U.S. $ Value

8.125%, 09/15/2031	U.S.$	506	$529,932
Tonon Luxembourg SA 6.50%, 10/31/2024(c) (e) (h) (k)		621	62
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(b)		327	292,799
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(c) (d) (e) (f) (h)		4,090	408
10.875%, 01/13/2020(c) (d) (e) (f) (h)		480	48
11.75%, 02/09/2022(c) (d) (e) (f) (h)		1,620	162

			8,329,149

Energy – 0.7%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(b)		546	467,886
Cosan SA 5.50%, 09/20/2029(b)		461	418,081
Geopark Ltd. 5.50%, 01/17/2027(b)		561	459,274
Gran Tierra Energy, Inc. 7.75%, 05/23/2027(b)		732	553,289
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(b)		957	914,394
Kosmos Energy Ltd. 7.50%, 03/01/2028(b)		545	449,249
7.75%, 05/01/2027(b)		200	170,882
Leviathan Bond Ltd. 6.50%, 06/30/2027(b)		1,197	1,148,685
MV24 Capital BV 6.748%, 06/01/2034(b)		467	418,475
ReNew Power Pvt Ltd. 5.875%, 03/05/2027(b)		111	103,564
SEPLAT Energy PLC 7.75%, 04/01/2026(b)		381	319,838
SierraCol Energy Andina LLC 6.00%, 06/15/2028(b)		558	404,830

			5,828,447

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(b)		454	404,164

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(b)		2,039	1,821,153

Transportation - Services – 0.0%
JSW Infrastructure Ltd. 4.95%, 01/21/2029(b)		204	174,443

			45,433,457

	Principal Amount (000)		U.S. $ Value

Utility – 0.3%
Electric – 0.3%
Adani Green Energy Ltd. 4.375%, 09/08/2024(b)	U.S.$	495	$457,959
AES Andes SA 6.35%, 10/07/2079(b)		495	452,925
Diamond II Ltd. 7.95%, 07/28/2026(b)		597	586,618
India Clean Energy Holdings 4.50%, 04/18/2027(b)		511	419,291
Investment Energy Resources Ltd. 6.25%, 04/26/2029(b)		403	373,953
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(b)		458	385,358
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(b)		186	182,056
Terraform Global Operating LP 6.125%, 03/01/2026(h)		118	114,939

			2,973,099

Financial Institutions – 0.0%
Finance – 0.0%
Global Aircraft Leasing Co., Ltd. 6.50% (6.50% Cash or 7.25% PIK), 09/15/2024(b) (g)		188	172,540

Other Finance – 0.0%
OEC Finance Ltd.
4.375%, 10/25/2029(a) (b) (g)		207	8,288
5.25%, 12/27/2033(a) (b) (g)		669	25,099
7.125%, 12/26/2046(a) (b) (g)		1,852	119,924

			153,311

REITs – 0.0%
China Aoyuan Group Ltd.
5.375%, 09/13/2022(b) (c) (d)		247	13,585
5.88%, 03/01/2027(b) (c) (k)		306	16,830
Yango Justice International Ltd. 8.25%, 11/25/2023(b) (c) (k)		414	4,140

			34,555

			360,406

Total Emerging Markets - Corporate Bonds (cost $63,107,609)			48,766,962

COLLATERALIZED LOAN OBLIGATIONS – 4.8%
CLO - Floating Rate – 4.8%
AMMC CLO 25 Ltd. Series 2022-25A, Class E 12.576% (SOFR + 7.59%), 04/15/2035(b) (l)		5,000	4,585,555

	Principal Amount (000)		U.S. $ Value

Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.26% (LIBOR 3 Month + 2.00%), 04/17/2033(b) (l)	U.S.$	2,358	$2,239,178
Balboa Bay Loan Funding Ltd.
Series 2020-1A, Class ER 11.65% (LIBOR 3 Month + 6.40%), 01/20/2032(b) (l)		3,100	2,763,681
Series 2021-2A, Class E 11.85% (LIBOR 3 Month + 6.60%), 01/20/2035(b) (l)		1,000	853,670
Series 2022-1A, Class E 12.979% (SOFR + 7.93%), 04/20/2034(b) (l)		3,700	3,449,447
Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 11.48% (LIBOR 3 Month + 6.22%), 04/15/2034(b) (l)		250	233,411
Crown Point CLO 11 Ltd. Series 2021-11A, Class E 12.07% (LIBOR 3 Month + 6.81%), 01/17/2034(b) (l)		2,000	1,879,016
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 11.562% (LIBOR 3 Month + 6.30%), 07/18/2030(b) (l)		417	341,805
Dryden 57 CLO Ltd. Series 2018-57A, Class E 10.521% (LIBOR 3 Month + 5.20%), 05/15/2031(b) (l)		275	219,336
Dryden 78 CLO Ltd.
Series 2020-78A, Class C 7.21% (LIBOR 3 Month + 1.95%), 04/17/2033(b) (l)		3,000	2,852,676
Series 2020-78A, Class D 8.26% (LIBOR 3 Month + 3.00%), 04/17/2033(b) (l)		1,329	1,240,455
Dryden 98 CLO Ltd. Series 2022-98A, Class E 11.449% (SOFR + 6.40%), 04/20/2035(b) (l)		541	486,569
Elevation CLO Ltd.
Series 2020-11A, Class C 7.46% (LIBOR 3 Month + 2.20%), 04/15/2033(b) (l)		648	614,104
Series 2020-11A, Class D1 9.11% (LIBOR 3 Month + 3.85%), 04/15/2033(b) (l)		1,006	911,055
Elmwood CLO IX Ltd. Series 2021-2A, Class E 11.20% (LIBOR 3 Month + 5.95%), 07/20/2034(b) (l)		250	242,603

	Principal Amount (000)		U.S. $ Value

Elmwood CLO VII Ltd. Series 2020-4A, Class E 12.36% (LIBOR 3 Month + 7.10%), 01/17/2034(b) (l)	U.S.$	402	$397,312
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 11.25% (LIBOR 3 Month + 6.00%), 01/20/2034(b) (l)		350	334,838
Elmwood CLO XII Ltd. Series 2021-5A, Class E 11.60% (LIBOR 3 Month + 6.35%), 01/20/2035(b) (l)		650	635,232
Flatiron CLO 21 Ltd. Series 2021-1A, Class E 11.265% (LIBOR 3 Month + 6.00%), 07/19/2034(b) (l)		400	375,537
Galaxy 30 CLO Ltd. Series 2022-30A, Class E 11.936% (SOFR + 6.95%), 04/15/2035(b) (l)		2,000	1,851,870
Madison Park Funding LI Ltd. Series 2021-51A, Class E 11.535% (LIBOR 3 Month + 6.27%), 07/19/2034(b) (l)		250	230,908
OCP CLO Ltd. Series 2021-21A, Class E 11.53% (LIBOR 3 Month + 6.28%), 07/20/2034(b) (l)		250	224,744
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 8.373% (LIBOR 3 Month + 3.10%), 01/24/2033(b) (l)		1,701	1,515,260
OZLM XXII Ltd. Series 2018-22A, Class D 10.56% (LIBOR 3 Month + 5.30%), 01/17/2031(b) (l)		349	249,035
Palmer Square CLO Ltd.
Series 2021-1A, Class D 11.25% (LIBOR 3 Month + 6.00%), 04/20/2034(b) (l)		1,202	1,115,899
Series 2021-3A, Class E 11.41% (LIBOR 3 Month + 6.15%), 01/15/2035(b) (l)		4,100	3,981,695
Rad CLO 4 Ltd. Series 2019-4A, Class E 12.005% (LIBOR 3 Month + 6.75%), 04/25/2032(b) (l)		585	550,256
Rad CLO 10 Ltd. Series 2021-10A, Class E 11.123% (LIBOR 3 Month + 5.85%), 04/23/2034(b) (l)		750	681,501
Rad CLO 11 Ltd. Series 2021-11A, Class E 11.51% (LIBOR 3 Month + 6.25%), 04/15/2034(b) (l)		355	339,752

	Principal Amount (000)		U.S. $ Value

Regatta XIX Funding Ltd. Series 2022-1A, Class E 11.929% (SOFR + 6.88%), 04/20/2035(b) (l)	U.S.$	349	$321,973
Regatta XXIV Funding Ltd. Series 2021-5A, Class E 12.05% (LIBOR 3 Month + 6.80%), 01/20/2035(b) (l)		3,600	3,484,796
Rockford Tower CLO Ltd.
Series 2019-1A, Class ER 11.57% (LIBOR 3 Month + 6.32%), 04/20/2034(b) (l)		250	206,819
Series 2021-2A, Class E 11.65% (LIBOR 3 Month + 6.40%), 07/20/2034(b) (l)		250	210,915
Series 2021-3A, Class E 11.97% (LIBOR 3 Month + 6.72%), 10/20/2034(b) (l)		1,062	885,519
Sixth Street CLO XVIII Ltd. Series 2021-18A, Class E 11.75% (LIBOR 3 Month + 6.50%), 04/20/2034(b) (l)		1,238	1,202,771
Sixth Street CLO XX Ltd. Series 2021-20A, Class E 11.40% (LIBOR 3 Month + 6.15%), 10/20/2034(b) (l)		679	661,384
Trimaran Cavu Ltd. Series 2019-1A, Class E 12.29% (LIBOR 3 Month + 7.04%), 07/20/2032(b) (l)		485	427,189
Voya CLO Ltd. Series 2019-1A, Class DR 8.11% (LIBOR 3 Month + 2.85%), 04/15/2031(b) (l)		1,050	944,106

Total Collateralized Loan Obligations (cost $46,923,815)			43,741,872

BANK LOANS – 4.2%
Industrial – 3.8%
Capital Goods – 0.4%
ACProducts Holdings, Inc. 9.754% (SOFR 3 Month + 4.25%), 05/17/2028(o)		1,937	1,624,076
Apex Tool Group, LLC 10.441% (SOFR 1 Month + 5.25%), 02/08/2029(o)		1,722	1,589,579
Chariot Buyer, LLC 8.453% (SOFR 1 Month + 3.25%), 11/03/2028(o)		158	153,857
TransDigm, Inc. 8.492% (SOFR 3 Month + 3.25%), 08/24/2028(o)		293	292,376

			3,659,888

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.2%
Advantage Sales & Marketing, Inc. 9.719% (LIBOR 3 Month + 4.50%), 10/28/2027(o)	U.S.$	1,706	$1,600,575
Clear Channel Outdoor Holdings, Inc. 8.807% (SOFR 3 Month + 3.50%), 08/21/2026(o)		313	297,946
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 8.217% (SOFR 1 Month + 3.00%), 05/01/2026(o)		355	305,960

			2,204,481

Communications - Telecommunications – 0.7%
Crown Subsea Communications Holding, Inc. 10.275% (SOFR 1 Month + 5.00%), 04/27/2027(o)		1,515	1,511,439
DIRECTV Financing, LLC 10.217% (SOFR 1 Month + 5.00%), 08/02/2027(o)		590	575,908
Proofpoint, Inc. 11.467% (SOFR 1 Month + 6.25%), 08/31/2029(f) (o)		2,480	2,399,400
Zacapa SARL 9.242% (SOFR 3 Month + 4.00%), 03/22/2029(o)		2,116	2,055,059

			6,541,806

Consumer Cyclical - Automotive – 0.1%
Garret Motion SARL 9.730% (SOFR 1 Month + 4.50%), 04/30/2028(f) (o)		1,190	1,166,200

Consumer Cyclical - Other – 0.0%
Caesars Entertainment, Inc. 8.453% (SOFR 1 Month + 3.25%), 02/06/2030(o)		399	398,637

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 8.203% (SOFR 1 Month + 3.00%), 12/15/2027(o)		159	157,951

Consumer Cyclical - Retailers – 0.1%
Great Outdoors Group, LLC 8.943% (LIBOR 1 Month + 3.75%), 03/06/2028(o)		474	470,264
Party City Holdings, Inc. 15.177% (SOFR 1 Month + 10.00%), 07/19/2023(f) (o)		5	5,286
15.246% (SOFR 1 Month + 10.00%), 07/19/2023(o)		5	5,286

			480,836

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.7%
Gainwell Acquisition Corp. 9.342% (SOFR 3 Month + 4.00%), 10/01/2027(o)	U.S.$	1,209	$1,189,354
Kronos Acquisition Holdings, Inc. 8.904% (LIBOR 1 Month + 3.75%), 12/22/2026(o)		541	525,749
9.254% (SOFR 3 Month + 3.75%), 12/22/2026(o)		230	223,557
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 9.023% (LIBOR 3 Month + 3.75%), 11/16/2025(o)		793	732,530
PetSmart, LLC 8.953% (SOFR 1 Month + 3.75%), 02/11/2028(o)		2,191	2,183,679
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 10.453% (SOFR 1 Month + 5.25%), 12/15/2027(f) (o)		1,936	1,882,442

			6,737,311

Energy – 0.4%
GIP II Blue Holding, L.P. 9.659% (LIBOR 3 Month + 4.50%), 09/29/2028(o)		2,326	2,328,857
Parkway Generation, LLC 10.280% (SOFR 3 Month + 4.75%), 02/18/2029(o)		1,402	1,364,927

			3,693,784

Other Industrial – 0.3%
American Tire Distributors, Inc. 11.488% (SOFR 3 Month + 6.25%), 10/20/2028(o)		2,087	1,805,187
Dealer Tire Financial, LLC 9.603% (SOFR 1 Month + 4.50%), 12/14/2027(o)		290	288,840
FCG Acquisitions, Inc. 11.909% (LIBOR 3 Month + 6.75%), 03/30/2029(o)		640	599,469
Rockwood Service Corporation 9.217% (SOFR 1 Month + 4.00%), 01/23/2027(o)		83	83,273

			2,776,769

Services – 0.1%
Verscend Holding Corp. 9.217% (SOFR 1 Month + 4.00%), 08/27/2025(o)		740	739,163

	Principal Amount (000)		U.S. $ Value

Technology – 0.8%
Amentum Government Services Holdings, LLC 9.217% (SOFR 1 Month + 4.00%), 01/29/2027(f) (o)	U.S.$	310	$304,968
Ascend Learning, LLC 10.953% (SOFR 1 Month + 5.75%), 12/10/2029(o)		840	710,497
Banff Guarantor, Inc. 10.717% (SOFR 1 Month + 5.50%), 02/27/2026(o)		690	669,873
Boxer Parent Company, Inc. 8.967% (SOFR 1 Month + 3.75%), 10/02/2025(o)		1,475	1,462,012
Endurance International Group Holdings, Inc. 8.792% (LIBOR 3 Month + 3.50%), 02/10/2028(f) (o)		1,959	1,817,104
FINThrive Software Intermediate Holdings, Inc. 11.943% (LIBOR 1 Month + 6.75%), 12/17/2029(o)		660	382,800
Loyalty Ventures, Inc. 11.000% (PRIME 3 Month + 3.00%), 11/03/2027(c) (k) (o)		1,610	162,630
Peraton Corp. 8.953% (SOFR 1 Month + 3.75%), 02/01/2028(o)		614	602,201
Presidio Holdings, Inc. 8.645% (SOFR 3 Month + 3.50%), 01/22/2027(o)		373	369,361
8.703% (SOFR 1 Month + 3.50%), 01/22/2027(o)		14	13,417
Veritas US, Inc. 10.217% (SOFR 1 Month + 5.00%), 09/01/2025(o)		573	465,865

			6,960,728

			35,517,554

Financial Institutions – 0.2%
Finance – 0.0%
Orbit Private Holdings I Ltd. 10.087% (SOFR 6 Month + 4.50%), 12/11/2028(f) (o)		236	236,695

Insurance – 0.2%
Asurion, LLC 9.453% (SOFR 1 Month + 4.25%), 08/19/2028(o)		1,656	1,572,031

			1,808,726

	Principal Amount (000)		U.S. $ Value

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 8.943% (LIBOR 1 Month + 3.75%), 11/09/2026(o)	U.S.$	1,759	$1,726,888

Total Bank Loans (cost $42,038,543)			39,053,168

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.0%
Risk Share Floating Rate – 3.0%
Bellemeade Re Ltd.
Series 2019-3A, Class M1C 7.10% (LIBOR 1 Month + 1.95%), 07/25/2029(b) (l)		1,182	1,184,266
Series 2019-4A, Class M2 8.00% (LIBOR 1 Month + 2.85%), 10/25/2029(b) (l)		475	478,690
Eagle Re Ltd. Series 2018-1, Class M2 8.15% (LIBOR 1 Month + 3.00%), 11/25/2028(b) (l)		2,764	2,791,014
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2 9.40% (LIBOR 1 Month + 4.25%), 11/25/2023(l)		722	730,566
Series 2014-DN3, Class M3 9.15% (LIBOR 1 Month + 4.00%), 08/25/2024(l)		35	35,454
Series 2014-HQ2, Class M3 8.90% (LIBOR 1 Month + 3.75%), 09/25/2024(l)		1,328	1,359,532
Series 2015-DNA1, Class B 14.35% (LIBOR 1 Month + 9.20%), 10/25/2027(l)		592	632,162
Series 2015-DNA2, Class B 12.70% (LIBOR 1 Month + 7.55%), 12/25/2027(l)		1,305	1,329,935
Series 2015-DNA3, Class B 14.50% (LIBOR 1 Month + 9.35%), 04/25/2028(l)		1,014	1,088,518
Series 2015-HQA1, Class B 13.95% (LIBOR 1 Month + 8.80%), 03/25/2028(l)		1,002	1,034,111
Series 2016-DNA2, Class B 15.65% (LIBOR 1 Month + 10.50%), 10/25/2028(l)		853	950,521
Series 2016-DNA3, Class B 16.40% (LIBOR 1 Month + 11.25%), 12/25/2028(l)		2,743	3,112,301
Series 2016-DNA4, Class B 13.75% (LIBOR 1 Month + 8.60%), 03/25/2029(l)		392	416,193

	Principal Amount (000)		U.S. $ Value

Series 2016-HQA2, Class B 16.65% (LIBOR 1 Month + 11.50%), 11/25/2028(l)	U.S.$	420	$479,257
Series 2020-HQA2, Class M2 8.25% (LIBOR 1 Month + 3.10%), 03/25/2050(b) (l)		37	37,921
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 9.55% (LIBOR 1 Month + 4.40%), 01/25/2024(l)		641	651,911
Series 2015-C04, Class 1M2 10.85% (LIBOR 1 Month + 5.70%), 04/25/2028(l)		980	1,043,233
Series 2015-C04, Class 2M2 10.70% (LIBOR 1 Month + 5.55%), 04/25/2028(l)		279	291,968
Series 2016-C01, Class 1B 16.90% (LIBOR 1 Month + 11.75%), 08/25/2028(l)		674	755,231
Series 2016-C01, Class 2M2 12.10% (LIBOR 1 Month + 6.95%), 08/25/2028(l)		145	153,447
Series 2016-C02, Class 1B 17.40% (LIBOR 1 Month + 12.25%), 09/25/2028(l)		446	514,184
Series 2016-C02, Class 1M2 11.15% (LIBOR 1 Month + 6.00%), 09/25/2028(l)		396	416,777
Series 2016-C03, Class 1B 16.90% (LIBOR 1 Month + 11.75%), 10/25/2028(l)		371	419,222
Series 2016-C03, Class 2B 17.90% (LIBOR 1 Month + 12.75%), 10/25/2028(l)		630	733,276
Series 2016-C04, Class 1B 15.40% (LIBOR 1 Month + 10.25%), 01/25/2029(l)		1,475	1,603,972
Series 2016-C05, Class 2B 15.90% (LIBOR 1 Month + 10.75%), 01/25/2029(l)		1,816	1,970,039
Series 2016-C06, Class 1B 14.40% (LIBOR 1 Month + 9.25%), 04/25/2029(l)		1,276	1,353,075
Series 2016-C07, Class 2B 14.65% (LIBOR 1 Month + 9.50%), 05/25/2029(l)		1,556	1,633,440
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.65% (LIBOR 1 Month + 5.50%), 10/25/2025(h) (l)		389	381,398

	Principal Amount (000)		U.S. $ Value

Triangle Re Ltd. Series 2020-1, Class M2 10.75% (LIBOR 1 Month + 5.60%), 10/25/2030(b) (l)	U.S.$	61	$60,692
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 10.65% (LIBOR 1 Month + 5.50%), 11/25/2025(h) (l)		128	122,850

			27,765,156

Non-Agency Fixed Rate – 0.4%
Alternative Loan Trust
Series 2006-24CB, Class A15 5.75%, 08/25/2036		496	276,190
Series 2006-42, Class 1A6 6.00%, 01/25/2047		456	260,283
Series 2006-HY12, Class A5 3.952%, 08/25/2036		501	467,100
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		556	398,188
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		500	294,380
Bear Stearns ARM Trust
Series 2007-3, Class 1A1 3.887%, 05/25/2047		73	64,873
Series 2007-4, Class 22A1 4.06%, 06/25/2047		296	265,556
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		401	152,065
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 3.611%, 09/25/2047		85	74,568
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.001%, 03/25/2037		45	38,834
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		433	388,376
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		186	161,501
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		126	62,657
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.30%, 10/25/2036		1,223	345,952
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.36%, 12/28/2037		289	259,045

			3,509,568

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.3%
Alternative Loan Trust Series 2007-7T2, Class A3 5.75% (LIBOR 1 Month + 0.60%), 04/25/2037(l)	U.S.$	1,943	$645,270
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 5.75% (LIBOR 1 Month + 0.60%), 08/25/2037(l)		285	108,914
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10 5.40% (LIBOR 1 Month + 0.25%), 04/25/2037(l)		209	51,776
Series 2007-FA2, Class 1A6 0.40% (5.55% - LIBOR 1 Month), 04/25/2037(l) (p)		71	6,307
Lehman XS Trust Series 2007-10H, Class 2AIO 1.83% (7.00% - LIBOR 1 Month), 07/25/2037(l) (p)		115	9,595
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 1.40% (6.55% - LIBOR 1 Month), 12/25/2036(l) (p)		1,744	187,265
Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 1.561% (LIBOR 1 Month + 0.36%), 01/25/2037(l)		5,063	1,916,663

			2,925,790

Agency Fixed Rate – 0.3%
Federal Home Loan Mortgage Corp. Series 247, Class 54 5.50%, 04/15/2036(q)		4,144	862,243
Federal Home Loan Mortgage Corp. REMICs Series 4767, Class KI 6.00%, 03/15/2048(q)		9,189	1,827,954

			2,690,197

Total Collateralized Mortgage Obligations (cost $39,877,182)			36,890,711

EMERGING MARKETS - SOVEREIGNS – 2.3%
Angola – 0.3%
Angolan Government International Bond 8.00%, 11/26/2029(b)		835	706,410
8.25%, 05/09/2028(b)		200	177,174
9.50%, 11/12/2025(b)		2,118	2,062,763

			2,946,347

	Principal Amount (000)		U.S. $ Value

Argentina – 0.1%
Argentine Republic Government International Bond 0.50%, 07/09/2030(a)	U.S.$	199	$66,126
1.00%, 07/09/2029		1,099	356,419
1.50%, 07/09/2035(a)		835	250,061
3.50%, 07/09/2041(a)		562	179,875
3.875%, 01/09/2038(a)		1,323	464,348

			1,316,829

Dominican Republic – 0.7%
Dominican Republic International Bond 8.625%, 04/20/2027(b)		5,719	5,947,131

Ecuador – 0.0%
Ecuador Government International Bond 2.50%, 07/31/2035(a) (b)		371	128,106

Egypt – 0.2%
Egypt Government International Bond 8.50%, 01/31/2047(b)		862	456,532
8.70%, 03/01/2049(b)		611	327,386
8.875%, 05/29/2050(b)		1,096	588,103

			1,372,021

El Salvador – 0.1%
El Salvador Government International Bond 7.625%, 09/21/2034(b)		762	437,700
7.625%, 02/01/2041(b)		826	466,690

			904,390

Gabon – 0.2%
Gabon Government International Bond 6.625%, 02/06/2031(b)		2,609	2,065,337

Nigeria – 0.4%
Nigeria Government International Bond 6.125%, 09/28/2028(b)		2,789	2,318,468
7.143%, 02/23/2030(b)		1,718	1,437,072

			3,755,540

Senegal – 0.0%
Senegal Government International Bond 4.75%, 03/13/2028(b)	EUR	465	436,548

Ukraine – 0.2%
Ukraine Government International Bond 7.253%, 03/15/2035(a) (b)	U.S.$	1,886	431,460
7.375%, 09/25/2034(a) (b)		1,164	268,884
7.75%, 09/01/2025(a) (b)		3,507	879,907

			1,580,251

Venezuela – 0.1%
Venezuela Government International Bond 9.25%, 09/15/2027(c) (k)		7,978	638,240

	Principal Amount (000)		U.S. $ Value

9.25%, 05/07/2028(b) (c) (k)	U.S.$	300	$24,000

			662,240

Total Emerging Markets - Sovereigns (cost $34,947,606)			21,114,740

GOVERNMENTS - TREASURIES – 2.1%
United States – 2.1%
U.S. Treasury Bonds 2.75%, 11/15/2042(r)		2,154	1,768,299
5.00%, 05/15/2037(r)		1,824	2,062,545
5.25%, 02/15/2029(s)		320	336,700
6.125%, 11/15/2027(t)		1,000	1,072,500
U.S. Treasury Notes 2.25%, 02/15/2027(s) (t)		10,811	10,048,883
2.875%, 08/15/2028(i) (s)		3,866	3,640,269

Total Governments - Treasuries (cost $19,862,417)			18,929,196

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Mexico – 0.6%
Comision Federal de Electricidad 4.688%, 05/15/2029(b)		650	582,556
Petroleos Mexicanos 5.95%, 01/28/2031		3,604	2,625,982
6.49%, 01/23/2027		463	410,681
6.70%, 02/16/2032		465	352,912
6.75%, 09/21/2047		2,113	1,320,393

			5,292,524

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(b)		249	200,876
5.125%, 08/11/2061(b)		236	181,446

			382,322

South Africa – 0.2%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(b)		237	232,665
Transnet SOC Ltd. 8.25%, 02/06/2028(b)		1,300	1,260,077

			1,492,742

Total Quasi-Sovereigns (cost $7,986,074)			7,167,588

Company	Shares	U.S. $ Value

COMMON STOCKS – 0.7%
Consumer Staples – 0.3%
Household Products – 0.3%
Southeastern Grocers, Inc.(c) (e) (f)	105,865	$2,329,030

Energy – 0.2%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(c) (e) (f)	838,296	1
CHC Group LLC(c)	21,009	31
Diamond Offshore Drilling, Inc.(c)	23,444	333,843

		333,875

Oil, Gas & Consumable Fuels – 0.2%
Athabasca Oil Corp.(c)	214,048	463,724
Berry Corp.	37,000	254,560
Civitas Resources, Inc.	3,393	235,372
Denbury, Inc.(c)	6,529	563,192
Golden Energy Offshore Services AS(c)	916,212	90,108
SandRidge Energy, Inc.	243	3,706

		1,610,662

		1,944,537

Consumer Discretionary – 0.1%
Broadline Retail – 0.1%
ATD New Holdings, Inc.(c) (f)	20,185	933,556
K201640219 South Africa Ltd. A Shares(c) (e) (f)	12,695,187	13
K201640219 South Africa Ltd. B Shares(c) (e) (f)	2,009,762	2

		933,571

Diversified Consumer Services – 0.0%
AG Tracker(c) (e) (f)	78,082	0
Monitronics International, Inc.(c)	17,878	2

		2

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(c)	1,674	85,324

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(c) (e) (f)	3	0

		1,018,897

Financials – 0.1%
Financial Services – 0.0%
Paysafe Ltd.(c)	10,709	108,054

Insurance – 0.1%
Mt Logan Re Ltd. (Special Investment)(c) (e) (f)	541	494,620

		602,674

Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Intelsat Emergence SA(c) (f)	15,662	333,600

Company	Shares		U.S. $ Value

Intelsat Jackson Holdings SA(c) (e) (f)		1,640	$0

			333,600

Media – 0.0%
iHeartMedia, Inc. - Class A(c)		25,545	92,984

			426,584

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Corp.(c) (e) (f)		643	321,500

Information Technology – 0.0%
IT Services – 0.0%
GOLO Mobile, Inc.(c) (e) (f)		38,543	0

Total Common Stocks (cost $15,868,484)			6,643,222

	Principal Amount (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non-Agency Fixed Rate CMBS – 0.6%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class D 5.26%, 11/10/2046(b)	U.S.$	902	795,007
Commercial Mortgage Trust
Series 2012-CR3, Class F 4.75%, 10/15/2045(b)		182	33,284
Series 2012-CR3, Class XA 1.38%, 10/15/2045(q)		610	19
Series 2013-LC6, Class D 4.147%, 01/10/2046(b)		2,112	1,954,042
Series 2014-CR15, Class XA 0.752%, 02/10/2047(q)		1,177	1,895
Series 2014-CR20, Class XA 1.076%, 11/10/2047(q)		8,279	67,355
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D 4.992%, 06/15/2044(b)		1,022	872,277
Series 2014-C25, Class D 3.803%, 11/15/2047(b)		1,807	1,471,055

			5,194,934

Non-Agency Floating Rate CMBS – 0.0%
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 10.443% (LIBOR 1 Month + 5.25%), 05/15/2036(b) (l)		301	262,154

Total Commercial Mortgage-Backed Securities (cost $6,004,819)			5,457,088

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040	U.S.$	750	$957,508
State of Illinois Series 2010 7.35%, 07/01/2035		1,778	1,916,435
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(h)		1,435	1,284,823

Total Local Governments - US Municipal Bonds (cost $3,974,905)			4,158,766

	Shares

PREFERRED STOCKS – 0.2%
Industrials – 0.1%
Trading Companies & Distributors – 0.1%
WESCO International, Inc. Series A 10.625%(c)		35,175	939,876

Industrial – 0.1%
Energy – 0.1%
Gulfport Energy Corp. 10.00%(c) (f)		142	880,400

Total Preferred Stocks (cost $1,065,763)			1,820,276

	Principal Amount (000)

INFLATION-LINKED SECURITIES – 0.2%
Colombia – 0.2%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(u)	COP	1,437,090	192,917
Fideicomiso PA Costera 6.25%, 01/15/2034(b)		1,230,800	287,489
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(h)		6,642,880	1,305,715

Total Inflation-Linked Securities (cost $2,847,289)			1,786,121

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.1%
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-7, Class PT Zero Coupon, 06/15/2043(h)	U.S.$	1	1,289
Series 2019-24, Class PT 11.197%, 08/15/2044(h)		28	26,893
Series 2019-36, Class PT 13.297%, 10/17/2044(h)		55	53,519

	Principal Amount (000)			U.S. $ Value

Consumer Loan Underlying Bond Club Certificate Issuer Trust I
Series 2018-12, Class PT 9.124%, 06/15/2043(h)	U.S.$	1		$1,025
Series 2018-4, Class PT (34.078)%, 05/15/2043(c) (h)		0	**	451
Series 2019-43, Class PT (78.123)%, 11/15/2044(c) (h)		0	**	152
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT (40.107)%, 03/16/2043(c) (h)		0	**	184
Pagaya AI Debt Trust Series 2022-6, Class A 11.00%, 05/15/2030(b)		777		779,957

				863,470

Autos - Fixed Rate – 0.1%
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(b)		770		720,056

Total Asset-Backed Securities (cost $1,632,162)				1,583,526

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 4.125%, 05/15/2051		1,058		631,975

Netherlands – 0.0%
SNS Bank NV Series E 11.25%, 12/31/2049(c) (e) (f)	EUR	620		0

Total Governments - Sovereign Bonds (cost $1,895,306)				631,975

	Shares

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(c) (f)		10,721		11,075
Intelsat Jackson Holdings SA, Series B, expiring 12/31/2049(c) (e) (f) (m)		1,640		0

Total Rights (cost $0)				11,075

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.02%(v) (w) (cost $7,334,586)		7,334,586		7,334,586

	Principal Amount (000)			U.S. $ Value

Time Deposits – 0.3%
BBH, Grand Cayman 6.17%, 07/03/2023	ZAR	0	**	$3
Citibank, London 2.37%, 07/03/2023	EUR	129		140,671
Citibank, New York 4.42%, 07/03/2023	U.S.$	2,402		2,401,879
SEB, Stockholm 3.92%, 07/03/2023	GBP	32		40,431

Total Time Deposits (cost $2,582,984)				2,582,984

Total Short-Term Investments (cost $9,917,570)				9,917,570

Total Investments – 99.1% (cost $1,021,956,695)(x)				907,052,199
Other assets less liabilities – 0.9%				7,948,778

Net Assets – 100.0%				$915,000,977

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	99	September 2023	$11,725,313	$(63,906)
U.S. Long Bond (CBT) Futures	50	September 2023	6,345,313	53,797
U.S. T-Note 5 Yr (CBT) Futures	679	September 2023	72,716,656	(1,357,813)
U.S. T-Note 10 Yr (CBT) Futures	89	September 2023	9,991,641	(108,508)

				$(1,476,430)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	5	IDR	79,126	07/12/2023	$(6)
Bank of America, NA	CLP	6,872	USD	9	07/13/2023	(27)
Bank of America, NA	GBP	3,017	USD	3,759	07/21/2023	(73,203)
Bank of America, NA	KRW	13,393	USD	10	07/27/2023	10
Bank of America, NA	USD	9	KRW	11,876	07/27/2023	(78)
Bank of America, NA	TWD	871	USD	29	09/14/2023	483
Bank of America, NA	USD	48	INR	3,965	09/25/2023	(25)
Barclays Bank PLC	USD	5	CLP	4,092	07/13/2023	33
Barclays Bank PLC	KRW	9,923	USD	7	07/27/2023	(92)
Barclays Bank PLC	EUR	43,390	USD	47,783	07/31/2023	370,521
BNP Paribas SA	IDR	71,832	USD	5	07/12/2023	20
BNP Paribas SA	COP	24,037	USD	6	07/13/2023	11
BNP Paribas SA	COP	28,613	USD	7	07/13/2023	(92)
BNP Paribas SA	PEN	224	USD	62	07/13/2023	(152)
BNP Paribas SA	USD	28	CLP	22,694	07/13/2023	221
BNP Paribas SA	USD	7	CLP	5,563	07/13/2023	(10)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
BNP Paribas SA	USD	21	COP	94,389	07/13/2023	$1,816
BNP Paribas SA	TWD	1,394	USD	45	09/14/2023	209
BNP Paribas SA	IDR	77,709	USD	5	10/12/2023	31
BNP Paribas SA	USD	35	IDR	530,686	10/12/2023	(22)
Brown Brothers Harriman & Co.	CNH	758	USD	110	07/07/2023	5,411
Brown Brothers Harriman & Co.	USD	146	CNH	1,009	07/07/2023	(6,698)
Brown Brothers Harriman & Co.	MXN	369	USD	21	07/13/2023	(339)
Brown Brothers Harriman & Co.	SGD	15	USD	11	07/13/2023	146
Brown Brothers Harriman & Co.	USD	9	MXN	170	07/13/2023	521
Brown Brothers Harriman & Co.	USD	6	SGD	8	07/13/2023	3
Brown Brothers Harriman & Co.	USD	31	SGD	42	07/13/2023	(177)
Brown Brothers Harriman & Co.	CZK	1,280	USD	59	07/20/2023	227
Brown Brothers Harriman & Co.	CZK	383	USD	18	07/20/2023	(23)
Brown Brothers Harriman & Co.	HUF	8,596	USD	25	07/20/2023	179
Brown Brothers Harriman & Co.	HUF	5,689	USD	16	07/20/2023	(398)
Brown Brothers Harriman & Co.	PLN	179	USD	43	07/20/2023	(1,247)
Brown Brothers Harriman & Co.	USD	5	CZK	110	07/20/2023	126
Brown Brothers Harriman & Co.	USD	5	CZK	117	07/20/2023	(15)
Brown Brothers Harriman & Co.	USD	11	HUF	3,777	07/20/2023	112
Brown Brothers Harriman & Co.	USD	51	PLN	212	07/20/2023	1,323
Brown Brothers Harriman & Co.	CHF	100	USD	111	07/21/2023	24
Brown Brothers Harriman & Co.	CHF	27	USD	30	07/21/2023	(78)
Brown Brothers Harriman & Co.	GBP	8	USD	10	07/21/2023	14
Brown Brothers Harriman & Co.	GBP	20	USD	25	07/21/2023	(489)
Brown Brothers Harriman & Co.	USD	114	CHF	102	07/21/2023	445
Brown Brothers Harriman & Co.	USD	23	CHF	20	07/21/2023	(98)
Brown Brothers Harriman & Co.	USD	56	GBP	44	07/21/2023	(191)
Brown Brothers Harriman & Co.	EUR	34	USD	37	07/31/2023	172
Brown Brothers Harriman & Co.	EUR	323	USD	348	07/31/2023	(5,328)
Brown Brothers Harriman & Co.	USD	486	EUR	450	07/31/2023	5,888
Brown Brothers Harriman & Co.	USD	51	EUR	46	07/31/2023	(298)
Brown Brothers Harriman & Co.	USD	72	ZAR	1,343	08/23/2023	(695)
Brown Brothers Harriman & Co.	CAD	19	USD	15	08/24/2023	45
Brown Brothers Harriman & Co.	CAD	64	USD	48	08/24/2023	(472)
Brown Brothers Harriman & Co.	NZD	208	USD	128	08/24/2023	579
Brown Brothers Harriman & Co.	USD	13	CAD	17	08/24/2023	(72)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	USD	23	NZD	38	08/24/2023	$17
Brown Brothers Harriman & Co.	USD	32	NZD	51	08/24/2023	(146)
Brown Brothers Harriman & Co.	AUD	143	USD	96	08/25/2023	1,145
Brown Brothers Harriman & Co.	JPY	1,022	USD	7	08/25/2023	263
Brown Brothers Harriman & Co.	USD	39	AUD	58	08/25/2023	(338)
Brown Brothers Harriman & Co.	USD	105	JPY	14,654	08/25/2023	(2,695)
Brown Brothers Harriman & Co.	NOK	346	USD	32	09/13/2023	(23)
Brown Brothers Harriman & Co.	SEK	317	USD	30	09/13/2023	213
Brown Brothers Harriman & Co.	USD	36	NOK	372	09/13/2023	(786)
Brown Brothers Harriman & Co.	USD	59	SEK	617	09/13/2023	(1,209)
Citibank, NA	USD	13	INR	1,049	09/25/2023	27
JPMorgan Chase Bank, NA	BRL	52	USD	11	07/05/2023	(7)
JPMorgan Chase Bank, NA	USD	11	BRL	52	07/05/2023	70
JPMorgan Chase Bank, NA	USD	1	IDR	13,160	07/12/2023	(3)
JPMorgan Chase Bank, NA	EUR	976	USD	1,049	07/31/2023	(17,148)
Morgan Stanley Capital Services, Inc.	BRL	44	USD	9	07/05/2023	(60)
Morgan Stanley Capital Services, Inc.	USD	9	BRL	44	07/05/2023	5
Morgan Stanley Capital Services, Inc.	IDR	105,055	USD	7	07/12/2023	6
Morgan Stanley Capital Services, Inc.	USD	6	IDR	84,601	07/12/2023	(60)
Morgan Stanley Capital Services, Inc.	CLP	20,669	USD	26	07/13/2023	270
Morgan Stanley Capital Services, Inc.	CLP	18,237	USD	23	07/13/2023	(169)
Morgan Stanley Capital Services, Inc.	COP	13,572,390	USD	2,942	07/13/2023	(303,019)
Morgan Stanley Capital Services, Inc.	PEN	45	USD	12	07/13/2023	(252)
Morgan Stanley Capital Services, Inc.	USD	5	CLP	4,098	07/13/2023	35
Morgan Stanley Capital Services, Inc.	USD	6	CLP	5,131	07/13/2023	(44)
Morgan Stanley Capital Services, Inc.	USD	1	COP	2,987	07/13/2023	67
Morgan Stanley Capital Services, Inc.	USD	42	COP	176,384	07/13/2023	(217)
Morgan Stanley Capital Services, Inc.	USD	6	PEN	22	07/13/2023	116
Morgan Stanley Capital Services, Inc.	KRW	76,936	USD	58	07/27/2023	(195)
Morgan Stanley Capital Services, Inc.	USD	108	KRW	142,243	07/27/2023	404
Morgan Stanley Capital Services, Inc.	USD	8	KRW	9,767	07/27/2023	(114)
Morgan Stanley Capital Services, Inc.	EUR	1,031	USD	1,118	07/31/2023	(8,396)
Morgan Stanley Capital Services, Inc.	BRL	44	USD	9	08/02/2023	(3)
Morgan Stanley Capital Services, Inc.	USD	7	IDR	105,055	10/12/2023	(6)
NatWest Markets PLC	USD	5	TWD	154	09/14/2023	(121)
Standard Chartered Bank	CLP	29,650	USD	37	07/13/2023	(297)
UBS AG	BRL	59	USD	12	07/05/2023	(63)
UBS AG	USD	12	BRL	59	07/05/2023	305
UBS AG	KRW	41,972	USD	32	07/27/2023	(344)
UBS AG	USD	14	KRW	18,151	07/27/2023	(104)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
UBS AG	USD	1,046	EUR	968	07/31/2023	$12,400
UBS AG	USD	1,188	CAD	1,589	08/24/2023	12,880
UBS AG	USD	6	TWD	183	09/14/2023	(118)

						$(9,469)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2028*	1.00%	Quarterly	1.76%	USD	320	$(10,465)	$(23,022)	$12,557
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	5.00	Quarterly	4.29	USD	145,918	4,344,576	1,137,955	3,206,621
iTraxx Europe Crossover Series 39, 5 Year Index, 06/20/2028*	5.00	Quarterly	4.00	EUR	33,120	1,496,024	108,785	1,387,239
South Africa Government International Bond, 5.875%, 09/16/2025, 06/20/2028*	1.00	Quarterly	2.66	USD	2,380	(166,377)	(187,460)	21,083

						$5,663,758	$1,036,258	$4,627,500

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	259	$(55,875)	$(26,717)	$(29,158)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	147	(31,753)	(15,001)	(16,752)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	207	(44,815)	(22,348)	(22,467)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00%	Quarterly	0.61%	USD	270	$6,061	$1,647	$4,414
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.61	USD	300	6,734	2,863	3,871
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	76	(16,369)	(7,521)	(8,848)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	103	(22,161)	(8,448)	(13,713)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	205	(44,323)	(18,624)	(25,699)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	205	(44,323)	(17,211)	(27,112)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	211	(45,677)	(16,406)	(29,271)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	302	(65,228)	(29,752)	(35,476)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	410	(88,523)	(40,655)	(47,868)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	593	(128,118)	(58,828)	(69,290)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,230	(265,692)	(97,669)	(168,023)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,648	(787,660)	(403,707)	(383,953)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6,840	(1,476,863)	(721,972)	(754,891)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	677	(146,209)	(65,362)	(80,847)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	725	(156,547)	(72,878)	(83,669)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	1,904	$(411,060)	$(19,366)	$(391,694)

						$(3,818,401)	$(1,637,955)	$(2,180,446)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1	3 Month EURIBOR	Quarterly	EUR	9,363	09/20/2023	$460,092

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at June 30, 2023
Barclays Capital, Inc.†	USD	2,142	(2.00)%*	—	$2,134,503
Barclays Capital, Inc.†	USD	662	1.75%	—	664,658
Barclays Capital, Inc.†	USD	468	2.75%	—	466,169
Barclays Capital, Inc.†	USD	1,405	3.50%	—	1,407,254
Barclays Capital, Inc.†	USD	2,700	4.25%	—	2,710,054
HSBC Securities†	USD	3,361	5.22%	—	3,398,800
RBC Capital Markets†	USD	1,121	1.75%	—	1,125,494

					$11,906,932

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2023.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates – Non-Investment Grade	$8,041,963	$0	$0	$0	$8,041,963
Emerging Markets - Corporate Bonds	466,169	0	0	0	466,169
Governments - Treasuries	3,398,800	0	0	0	3,398,800

	$11,906,932	$0	$0	$0	$11,906,932

**	Principal amount less than 500.
(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2023.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $627,766,572 or 68.6% of net assets.

(c)	Non-income producing security.
(d)	Defaulted matured security.

(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2023.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.47% of net assets as of June 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BBFI Liquidating Trust Zero Coupon, 12/30/2099	01/18/2013 - 06/17/2022	$666,444	$359,919	0.04%
CNG Holdings, Inc. 12.50%, 06/15/2024	05/21/2019	853,803	732,814	0.08%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT Zero Coupon, 06/15/2043	10/09/2019	1,367	1,289	0.00%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 11.197%, 08/15/2044	06/27/2019	27,218	26,893	0.00%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 13.297%, 10/17/2044	09/04/2019	55,019	53,519	0.01%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT (34.078)%, 05/15/2043	03/27/2018 - 05/11/2018	486	451	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-43, Class PT (78.123)%, 11/15/2044	10/09/2019	182	152	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 9.124%, 06/15/2043	06/26/2018	1,050	1,025	0.00%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT (40.107)%, 03/16/2043	03/07/2018	197	184	0.00%
Digicel Group Holdings Ltd. 7.00%, 07/17/2023	11/28/2016 - 04/03/2023	156,352	11,146	0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	1,974,079	1,305,715	0.14%
JPMorgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.65%, 10/25/2025	09/18/2015	388,639	381,398	0.04%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013 - 02/19/2015	2,295,760	0	0.00%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058	01/22/2021	661,629	10,645	0.00%
Terraform Global Operating LP 6.125%, 03/01/2026	02/08/2018	118,000	114,939	0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019 - 10/31/2021	1,209,003	62	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/23/2014 - 01/27/2014	$2,401,853	$408	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	477,417	48	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014	838,866	162	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 10.65%, 11/25/2025	06/26/2018	127,779	122,850	0.01%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	1,435,000	1,284,823	0.14%

(i)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(j)	Convertible security.
(k)	Defaulted.
(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2023.
(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(n)	When-Issued or delayed delivery security.
(o)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the PRIME/SOFR or the LIBOR/PRIME/SOFR floor rate plus a spread at June 30, 2023.
(p)	Inverse interest only security.
(q)	IO - Interest Only.
(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(s)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(t)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(u)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044	12/14/2017	$476,791	$192,917	0.02%

(v)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(w)	The rate shown represents the 7-day yield as of period end.
(x)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,686,551 and gross unrealized depreciation of investments was $(133,169,800), resulting in net unrealized depreciation of $(113,483,249).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

OTC – Over-the-Counter

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

June 30, 2023 (unaudited)

71.5%	United States
4.5%	United Kingdom
1.9%	Germany
1.9%	Canada
1.6%	Luxembourg
1.5%	France
1.4%	Brazil
1.0%	Mexico
1.0%	Italy
0.9%	India
0.8%	Colombia
0.8%	Spain
0.7%	Dominican Republic
9.4%	Other
1.1%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Angola, Argentina, Australia, Belgium, Cayman Islands, Chile, China, Czech Republic, Ecuador, Egypt, El Salvador, Finland, Gabon, Ghana, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Kuwait, Macau, Morocco, Netherlands, Nigeria, Norway, Panama, Peru, Senegal, Slovenia, South Africa, South Korea, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine, Venezuela and Zambia.

AB Global High Income Fund

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3		Total
Assets:
Corporates - Non-Investment Grade	$-0-	$505,387,421	$1,472,138	#	$506,859,559
Corporates - Investment Grade	-0-	152,518,784	-0-		152,518,784
Emerging Markets - Corporate Bonds	-0-	48,406,425	360,537	#	48,766,962
Collateralized Loan Obligations	-0-	43,741,872	-0-		43,741,872
Bank Loans	-0-	31,235,787	7,817,381		39,053,168
Collateralized Mortgage Obligations	-0-	36,890,711	-0-		36,890,711
Emerging Markets - Sovereigns	-0-	21,114,740	-0-		21,114,740
Governments - Treasuries	-0-	18,929,196	-0-		18,929,196
Quasi-Sovereigns	-0-	7,167,588	-0-		7,167,588
Common Stocks	2,140,761	90,139	4,412,322	#	6,643,222
Commercial Mortgage-Backed Securities	-0-	5,457,088	-0-		5,457,088
Local Governments - US Municipal Bonds	-0-	4,158,766	-0-		4,158,766
Preferred Stocks	939,876	-0-	880,400		1,820,276
Inflation-Linked Securities	-0-	1,786,121	-0-		1,786,121
Asset-Backed Securities	-0-	1,583,526	-0-		1,583,526
Governments - Sovereign Bonds	-0-	631,975	0	#	631,975
Rights	-0-	-0-	11,075	#	11,075
Short-Term Investments:
Investment Companies	7,334,586	-0-	-0-		7,334,586
Time Deposits	-0-	2,582,984	-0-		2,582,984

Total Investments in Securities	10,415,223	881,683,123	14,953,853		907,052,199
Other Financial Instruments*:
Assets
Futures	53,797	-0-	-0-		53,797
Forward Currency Exchange Contracts	-0-	416,793	-0-		416,793
Centrally Cleared Credit Default Swaps	-0-	5,840,600	-0-		5,840,600
Credit Default Swaps	-0-	12,795	-0-		12,795
Total Return Swaps	-0-	460,092	-0-		460,092
Liabilities
Futures	(1,530,227)	-0-	-0-		(1,530,227)
Forward Currency Exchange Contracts	-0-	(426,262)	-0-		(426,262)
Centrally Cleared Credit Default Swaps	-0-	(176,842)	-0-		(176,842)
Credit Default Swaps	-0-	(3,831,196)	-0-		(3,831,196)
Reverse Repurchase Agreements	(11,906,932)	-0-	-0-		(11,906,932)

Total	$(2,968,139)	$883,979,103	$14,953,853		$895,964,817

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Emerging Markets - Corporate Bonds#	Bank Loans	Common Stocks#
Balance as of 3/31/23	$160,109	$341,567	$2,367,723	$4,610,703
Accrued discounts/(premiums)	121	(1,648)	-0-	-0-
Realized gain (loss)	-0-	1,871,017	108	-0-
Change in unrealized appreciation (depreciation)	(117,265)	(1,850,399)	150,543	(198,349)
Purchases	1,429,173	-0-	1,158,716	-0-
Sales	-0-	-0-	(11,297)	-0-
Transfers into Level 3	-0-	-0-	4,151,588	-0-
Transfers out of Level 3	-0-	-0-	-0-	(32)

Balance as of 6/30/23	$1,472,138	$360,537	$7,817,381	$4,412,322

Net change in unrealized appreciation (depreciation) from investments held as of 6/30/23	$(117,265)	$(1,852,531)	$150,543	$(198,349)

	Preferred Stocks	Governments - Sovereign Bonds#	Rights#	Total
Balance as of 3/31/23	$766,800	$-0-	$12,597	$8,259,499
Accrued discounts/(premiums)	-0-	-0-	-0-	(1,527)
Realized gain (loss)	-0-	-0-	-0-	1,871,125
Change in unrealized appreciation (depreciation)	113,600	-0-	(1,522)	(1,903,392)
Purchases	5,153	-0-	-0-	2,593,042
Sales	(5,153)	-0-	-0-	(16,450)
Transfers into Level 3	-0-	-0-	-0-	4,151,588
Transfers out of Level 3	-0-	-0-	-0-	(32)

Balance as of 6/30/23	$880,400	$-0-	$11,075	$14,953,853

Net change in unrealized appreciation (depreciation) from investments held as of 6/30/23	$140,847	$-0-	$(1,522)	$(1,878,277)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2023. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/23	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$76,802	Recovery	Discount Rate and Assumed Recovery on Claim	20% & 50%
	$-0-	Qualitative Assessment	Expected Sale Price	$0.00

	$76,802

Emerging Markets - Corporate Bonds	$359,919	Recovery	Expected Sale Price	$46.15
	$-0-	Qualitative Assessment	Expected Sale Price	$0.00
	$-0-	Qualitative Assessment	Expected Sale Price	$0.00

	$359,919

Common Stocks	$403,072	NAV Calculation	Catastrophe Claims	$699.50
	$321,500	Guideline Public Company, Discounted Cash Flow, and Optional Value	Volatility and Weighted Average Cost of Capital	30% & 14%
	$91,548	NAV Calculation	Catastrophe Claims	$699.50
	$1	Qualitative Assessment	Expected Sale Price	$0.00
	$-0-	Qualitative Assessment	Expected Sale Price	$0.00

	$816,121

Governments - Sovereign Bonds	$-0-	Qualitative Assessment	Expected Sale Price	$0.00

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Discount Rate, Expected Sale Price, Trade Price, Catastrophe Claims and Volatility in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2023 is as follows:

Fund	Market Value 3/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,074	$47,303	$50,042	$7,335	$98